Filed pursuant to Rule 497
File No. 333-200595

Maximum Offering of 69,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 5 dated October 11, 2016

to

Prospectus dated June 30, 2016

This Supplement No. 5 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated June 30, 2016 (the “Prospectus”) and Supplement No. 1 to the Prospectus dated June 30, 2016, Supplement No. 2 to the Prospectus dated July 20, 2016, Supplement No. 3 to the Prospectus dated August 11, 2016 and Supplement No. 4 to the Prospectus dated August 31, 2016.

You should carefully consider the “Risk Factors” beginning on page 36 of the Prospectus before you decide to invest.

Status of Our Public Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $891 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of October 5, 2016, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $1,005 million in principal across 94 transactions, the details of which are listed below.

For the quarter ended June 30, 2016, we invested $40.5 million of principal in directly originated transactions across 9 portfolio companies and $20.1 million of principal in syndicated transactions across 4 portfolio companies. As of October 5, 2016, the investment portfolio was comprised of $861.0 million of principal in directly originated transactions across 65 portfolio companies and $143.9 million of principal in syndicated transactions across 29 portfolio companies.

As of October 5, 2016, the weighted-average yield based upon original cost on our portfolio investments was approximately 9.8%, and approximately 85.8% of our portfolio investments were senior secured. As of October 5, 2016, 89.6% of our income bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 10.4% bore interest at fixed rates. The weighted-average yield on income producing investments is computed based upon a combination of the cash flows to date and the contractual interest payments, principal amortization and fee notes due at maturity, without giving effect to closing fees received, base management fees, incentive fees or general fund-related expenses. Each floating-rate loan uses LIBOR or ABR as its floating-rate index. For each floating-rate loan, the projected fixed-rate equivalent coupon rate used to forecast the interest cash flows was calculated by adding the interest-rate spread specified in the relevant loan document to the fixed rate equivalent LIBOR or ABR rate, with the duration of such fixed-rate return matched to the specific loan, adjusted by the LIBOR or ABR floor and/or cap in place on that loan.

The table below shows our investment portfolio as of October 5, 2016:

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/30/2019	LIBOR + 14.000%, 1.000% Floor, PIK	12.12	9/30/2014

AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Warrants	—	—	—	9/30/2014

Access Media Holding LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	7/22/2020	5.000%, 5.000% PIK	6.94	10/22/2013

Access Media Holding LLC	Media: Broadcasting & Subscription	Preferred Equity	7/22/2020	12.000% PIK	2.19	7/23/2015

Access Media Holding LLC	Media: Broadcasting & Subscription	Common Stock	—	—	—	7/23/2015

Advanced Diagnostic Holdings LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	12/11/2020	LIBOR + 8.750%, 0.875% Floor	15.26	12/11/2015

Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	2/25/2022	LIBOR + 6.000%, 1.000% Floor	9.51	3/11/2016

American Beacon Advisors, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.00	3/17/2015

Amerijet Holdings Inc.	Transportation: Cargo	Senior Secured First Lien Term Loans	7/15/2021	LIBOR + 8.000%, 1.000% Floor	16.50	7/15/2016

AMMC CLO 17, Limited	Multi-Sector Holdings	Subordinated Notes	11/15/2027	21.670% Estimated Yield	5.00	4/6/2016

Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014

Apidos CLO XXIV	Multi-Sector Holdings	Subordinated Notes	1/20/2023	16.535% Estimated Yield	25.47	7/22/2016

APCO Holdings Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	1/31/2022	LIBOR + 6.000%, 1.000% Floor	4.44	1/29/2016

Associated Asphalt Partners, LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	1.78	2/27/2013

Asurion Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014

Atrium Innovations, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 6.750%, 1.000% Floor	5.00	1/29/2014

Aviation Technical Services, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	3/31/2022	LIBOR + 8.500%, 1.000% Floor	25.00	9/30/2015

Backcountry.com, LLC	Retail	Senior Secured First Lien Term Loans	6/30/2020	LIBOR + 7.250%, 1.000% Floor	34.59	6/30/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Bennu Oil & Gas, LLC	Energy: Oil & Gas	Senior Secured Second Lien Term Loans	11/1/2018	LIBOR + 8.500%, 1.25% Floor, 2.5% PIK	5.66	10/31/2013

Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term Loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	13.91	8/5/2014

Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	4/24/2020	LIBOR + 9.000%, 1.000% Floor	20.88	4/24/2015

Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 12.500%, 1.000% Floor, PIK	17.29	4/28/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/1/2016	LIBOR + 12.500%, 1.000% Floor, PIK	7.48	10/2/2015

Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	—	—	—	4/28/2014

Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.000%, 1.000% Floor	8.21	12/18/2013

Collective Brands Finance Inc.	Retail	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014

ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 8.000%, 1.000% Floor	12.50	6/16/2014

Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	4.97	3/4/2013

CP OpCo, LLC	Services: Consumer	Equity/Warrants	—	—	—	9/30/2014

CP OpCo, LLC	Services: Consumer	Preferred Equity	—	LIBOR + 6.750%, 1.000% Floor	0.90	9/30/2014

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 4.500%, 1.000% Floor	0.49	9/30/2014

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 4.500%, 1.000% Floor	0.35	9/30/2014

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 4.500%, 1.000% Floor	0.20	9/30/2014

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	1.43	9/30/2014

CRGT Inc.	High Tech Industries	Senior Secured First Lien Term Loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	4.30	12/18/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Warrants	—	—	—	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	11/10/2019	LIBOR + 9.000%, 1.500% Floor	19.40	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	2/10/2018	LIBOR + 9.000%, 1.500% Floor PIK	4.36	11/10/2014

Drew Marine Partners, LP	Transportation: Cargo	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.000%, 1.000% Floor	10.00	12/10/2013

Dryden 38 Senior Loan Fund	Multi-Sector Holdings	Subordinated Notes	7/15/2027	17.689% Estimated Yield	7.00	4/28/2016

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Dryden 43 Senior Loan Fund	Multi-Sector Holdings	Subordinated Notes	1/20/2023	18.086% estimated yield	3.62	7/15/2016

Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	8.57	3/3/2014

EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Notes	12/31/2020	12.000%	5.63	12/28/2015

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Preferred Equity	—	—	—	12/28/2015

FKI Security Group LLC	Capital Equipment	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 8.500%, 1.000% Floor	14.44	3/30/2015

Frontier Communications Corp.	Telecommunications	Senior Secured First Lien Notes	9/15/2022	10.250%	2.00	9/11/2015

Gastar Exploration USA, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013

Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014

GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loans	1/20/2022	LIBOR + 9.500%, 1.000% Floor	10.00	1/30/2015

Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.77	5/23/2012

Green Field Energy Services, Inc.	Energy: Oil & Gas	Equity	—	—	—	5/23/2012

HBC Holdings, LLC	Consumer goods: Durable	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	14.70	9/30/2014

Heligear Acquisition Co.	Aerospace & Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014

Hill International, Inc.	Construction & Building	Senior Secured First Lien Term Loans	9/28/2020	LIBOR + 6.750%, 1.000% Floor	16.66	9/30/2014

Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.52	9/26/2013

Hylan Datacom + Electrical	Construction & Building	Senior Secured First Lien Term Loans	7/25/2021	LIBOR + 7.500%, 1.000% Floor	15.90	7/25/2016

Ignite Restaurant Group, Inc.	Retail	Senior Secured First Lien Term Loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	8.41	8/18/2014

IHS Intermediate, Inc.	Services: Business	Senior Secured Second Lien Term Loans	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.00	7/20/2015

Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013

Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term Loans	6/30/2020	LIBOR + 8.500%, 1.000% Floor	24.49	6/30/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

IPS Corporation	Wholesale	Senior Secured First Lien Term Loans	2/5/2021	LIBOR + 6.250%, 1.000% Floor	9.83	3/5/2015

IronGate Energy Services, LLC	Energy: Oil & Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013

Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.53	1/24/2014

JAC Holding Corp.	Automotive	Senior Secured First Lien Notes	10/1/2019	11.500%	11.47	9/26/2014

Jordan Reses Supply Company, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014

Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.21	5/3/2013

Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loans	4/17/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013

Loar Group Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	7/12/2022	LIBOR + 9.250%, 1.000% Floor	15.00	1/12/2016

LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.84	6/5/2014

LSF9 Atlantis Holdings, LLC	Retail	Senior Secured First Lien Term Loans	1/15/2021	LIBOR + 9.000%, 1.000% Floor	9.62	1/15/2016

Nathan’s Famous, Inc.	Beverage & Food	Senior Secured First Lien Notes	3/15/2020	10.000%	7.00	2/27/2015

Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.68	9/29/2014

New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.09	9/15/2014

Novetta Solutions LLC	High Tech Industries	Senior Secured Second Lien Term Loans	10/15/2023	LIBOR + 8.500%, 1.000% Floor	11.00	10/1/2015

Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.00	10/29/2013

Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term Loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	20.66	12/31/2014

Preferred Sands Holding Company, LLC	Construction & Building	Senior Secured First Lien Term Loans	7/27/2020	LIBOR + 5.750%, 1.000% Floor	4.00	8/29/2016

RealD, Inc.	Media: Diversified & Production	Preferred Equity	3/22/2021	10.000% PIK	7.45	3/22/2016

RealD, Inc.	Media: Diversified & Production	Common Stock	—	—	—	3/22/2016

Reddy Ice Group, Inc.	Beverage & Food	Senior Secured Second Lien Term Loans	11/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013

Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loans	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.00	3/18/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	3.75	3/28/2014

Response Team Holdings, LLC	Construction & Building	Warrants	—	—	—	3/28/2014

School Specialty, Inc.	Wholesale	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	9.20	5/29/2013

Ship Supply Acquisition Corporation	Services: Business	Senior Secured First Lien Term Loans	7/31/2020	LIBOR + 8.000%, 1.000% Floor	23.75	7/31/2015

Sizzling Platter, LLC	Beverage & Food	Senior Secured First Lien Term Loans	4/28/2020	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014

Southwest Dealer Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	3/16/2020	LIBOR + 6.000%, 1.000% Floor	2.57	3/16/2015

Specialty Foam Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	1/15/2021	LIBOR + 7.500%, 1.000% Floor	7.38	2/8/2016

Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term Loans	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014

Techniplas LLC	Automotive	Senior Secured First Lien Notes	5/1/2020	10.000%	6.00	4/24/2015

The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term Loans	5/22/2021	LIBOR + 6.500%, 1.000% Floor	9.69	5/22/2015

Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term Loans	5/29/2022	LIBOR + 8.250%, 1.000% Floor	7.50	5/28/2015

TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loans	11/6/2021	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014

Truco Enterprises, LP	Beverage & Food	Senior Secured First Lien Term Loans	4/26/2021	LIBOR + 7.250%, 1.000% Floor	9.97	9/28/2016

True Religion Apparel, Inc.	Consumer goods: Non-durable	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013

TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	23.59	8/8/2014

Upland CLO, LTD	Multi-Sector Holdings	Subordinated Notes	4/20/2028	17.390% Estimated Yield	10.00	3/23/2016

U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.50	6/8/2015

U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/21/2019	—	—	8/16/2012

Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	4.56	6/12/2014

Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loans	5/13/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014

Vestcom International Inc.	Services: Business	Senior Secured Second Lien Term Loans	9/30/2022	LIBOR + 7.750%, 1.000% Floor	5.00	9/30/2014

Verso Corporation	Media: Advertising, Printing & Publishing	Equity	—	—	—	7/15/2016

Voya CLO LTD	Multi-Sector Holdings	Subordinated Notes	7/19/2028	16.185% Estimated Yield	22.84	6/7/2016

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Watermill-QMC Midco, Inc.	Automotive	Equity	—	—	—	6/30/2015

YP LLC	Services: Business	Senior Secured First Lien Term Loans	6/4/2018	LIBOR + 6.750%, 1.250% Floor	2.78	2/13/2014

Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term Loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.69	10/8/2014

Total non-controlled/non-affiliated investments					$942.57

Nomida LLC	Construction & Building	Senior Secured First Lien Term Loans	12/1/2020	10.00%	8.10	11/17/2015

Nomida LLC	Construction & Building	Equity	—	—	—	11/17/2015

Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity	—	—	54.22	7/15/2015

Total controlled/affiliated investments					$62.32

Federated Prime Obligations Fund	—	Money market fund	—	0.010%	45.37	—

Total money market fund					$45.37

*	Reflects the current interest rate as of October 5, 2016

Tenth Amendment to the Expense Support and Reimbursement Agreement

On October 4, 2016, the Company’s Board of Directors (the “Board”) approved the Tenth Amendment to the Expense Support and Reimbursement Agreement (the “Expense Support Agreement”) between the Company and SIC Advisors, LLC (the “Tenth Amendment”). Pursuant to the Tenth Amendment, the period during which SIC Advisors, LLC may reimburse the Company for operating expenses under the Expense Support Agreement has been extended to December 31, 2016 from September 30, 2016. To the extent the information contained in this paragraph of this prospectus supplement conflicts with the information contained in the Prospectus, the information in this paragraph shall control.

Distributions

On October 4, 2016, the Board declared a series of semi-monthly distributions for October, November and December 2016 in the amount of $0.02667 per share. These distributions represent an annualized yield of 7.07% based on the Company’s current offering price of $9.05 per share. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution:

Amount Per Share	Record Date	Payment Date
$0.02667	October 14, 2016	October 31, 2016
$0.02667	October 31, 2016	October 31, 2016
$0.02667	November 15, 2016	November 30, 2016
$0.02667	November 30, 2016	November 30, 2016
$0.02667	December 15, 2016	December 30, 2016
$0.02667	December 30, 2016	December 30, 2016

Form of Subscription Agreements

Each of the Form of Subscription Agreement, Form of Additional Subscription Agreement and Form of Multi-Offering Subscription Agreement found in Appendix A to this supplement replaces, respectively, the corresponding Form of Subscription Agreement, Form of Additional Subscription Agreement and Form of Multi-Offering Subscription Agreement found in Appendix A of the Prospectus and any supplements thereto.

APPENDIX A

SIERRA
INCOME CORPORATION

SUBSCRIPTION AGREEMENT

AN INVESTMENT IN THE OFFERING OR "INVESTMENT PROGRAM" DESCRIBED HEREIN CANNOT BE COMPLETED UNTIL AT LEAST FIVE (5) BUSINESS DAYS AFTER THE DATE THE INVESTOR RECEIVED THE FINAL PROSPECTUS FOR THIS OFFERING. SUBSCRIPTIONS WILL BE EFFECTIVE ONLY UPON OUR ACCEPTANCE, AND WE RESERVE THE RIGHT TO REJECT ANY SUBSCRIPTION IN WHOLE OR IN PART. IF REJECTED, ALL FUNDS SHALL BE RETURNED TO SUBSCRIBERS WITHOUT INTEREST AND WITHOUT DEDUCTION FOR ANY EXPENSES WITHIN TEN (10) BUSINESS DAYS FROM THE DATE THE SUBSCRIPTION IS REJECTED. INVESTORS WILL RECEIVE A CONFIRMATION OF THEIR PURCHASE. IF YOU HAVE ANY QUESTIONS, PLEASE CALL YOUR REGISTERED REPRESENTATIVE, SC DISTRIBUTORS, LLC (MEMBER FINRA/SIPC) AT 1-877-907-1148.

1. Investment

All investments are subject to suitability standards, see corresponding prospectus and Section 9 herein.

Amount of Subscription ______________ State of Sale ______________

Minimum initial investment is $2,000 ($2500 for TN).
Money Orders, Traveler's Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Payment will be made with: ☐ Enclosed Check ☐ Funds Wired ☐ Funds to Follow - Name of Institution ______________

☐ Volume Discount*: Check this box ONLY after discussion with your Broker-Dealer. Please provide a separate request in writing that sets forth the basis for receiving a volume discount as set forth in the appropriate prospectus.

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see "Volume Discounts" section of the prospectus for further information on volume discount qualifications.*

2. Account Type - Check One Box Only

Account Type	Additional Required Documentation
☐ Individual ☐ TOD*	If TOD, Transfer on Death form *Please see Section 2 of Investor Instructions for details
☐ Joint Tenants ☐ TOD* ☐ Tenants in Common* ☐ Community Property*	If JTWROS TOD, Transfer on Death form *All parties must sign / Please see Section 2 of Investor Instructions for details
☐ Trust	Trustee Certification form or trust documents
☐ Estate	Documents evidencing individuals authorized to act on behalf of estate
☐ Custodial ☐ UGMA: State of: _____ ☐ UTMA: State of: _____	None
☐ Corporation ☐ C Corp ☐ S Corp	Articles of Incorporation or Corporate Resolution
☐ LLC ☐ Enter the tax classification (C= C Corporation, S= S Corporation, P= Partnership) _____	LLC Operating Agreement or LLC Resolution
☐ Partnership	Partnership Certification of Powers or Certificate of Limited Partnership
☐ Non-Profit Organization	Formation document or other document evidencing authorized signers
☐ Profit Sharing Plan* ☐ Defined Benefit Plan* ☐ KEOGH Plan*	Pages of plan document that list plan name, date, trustee name(s) and signatures *Please see Section 2 of Investor Instructions for details
☐ Traditional IRA ☐ SEP IRA ☐ ROTH IRA ☐ Simple IRA ☐ Inherited/Beneficial IRA	For Inherited IRA indicate Decedent's name: ______________
☐ Other (Specify) ______________	

> *For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 5*

CURRENT FORM AS OF 10/5/16 VERSION AB

3. Investment Title—SSN or TIN Required Please print names in which shares of common stock are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write “Same.” (This is the name that will appear on your statement.) Title Line 1: Title Line 2: SSN/TIN: 4. Investor Information Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA) Secondary Investor is: Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA) Investor #1 Name: SSN/Tax ID: DOB: Investor #2 Name: SSN/Tax ID: DOB: Street Address: City: State: Zip Code: Optional Mailing Address: City: State: Zip Code: Phone (day): Phone (evening): E-mail: Check here for eletronic delivery and complete Section 8 Citizenship: Please indicate Citizenship Status (Required) US Citizen US Citizen residing outside the US Resident Alien Non-Resident Alien* Country: Check here if you are subject to backup withholding Please attach a separate sheet with the above information for each additional investor. NOTE: Any and all U.S. taxpayers are required to complete Section 9a. (If a foreign national is, in fact, a U.S. taxpayer, complete Section 9a.) Please refer to the Guidelines for U.S. Taxpayer Certifications in the Investor Instructions of this Subscription Agreement regarding your SSN or TIN. * If non-resident alien, investor must submit the appropriate IRS Form W-8 (e.g., Form W-8BEN, W-8ECI, W-8EXP or W-8IMY) in order to make an investment. The applicable IRS Form can be obtained from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676). 5. Third Party Custodian/Trustee Information Applies to ALL retirement accounts and to non-retirement accounts that have elected to use a third party custodian/trustee. Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian/trustee is responsible for sending payments pursuant to the instructions as set forth below. Custodian/Trustee Name: Custodian/Trustee Address: City: State: Zip Code: Custodian/Trustee Phone: Custodian/Trustee TIN: Investor Account Number with Custodian/Trustee: 6. Distribution Information If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. If you do not complete this section, distributions will be paid to the registered owner at the address in Section 4 above. IRA accounts may not direct distributions without the custodian’s approval. Distributions may be funded from borrowings, offering proceeds, or proceeds from the sale of assets, which may constitute a return of capital and significantly reduce the amount of capital available for investment by SIC. Any capital returned to investors through distributions will be returned after certain fees and expenses are paid to the sponsor of this offering or its affiliates. If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: SIC, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105. % of Distribution I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus. Send distributions via check to investor’s home address (or for Qualified Plans to the address listed in Section 5) Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval) CURRENT FORM AS OF 10/5/16 VERSION AB

6. Distribution Information, continued Name: Address: City: State: Zip Code: Account Number: Direct Deposit: (Attach Voided Check) I/we authorize SIC, or its agent, DST Systems, Inc. by or through a third party provider, (as applicable, the “Issuer”) to deposit my distribution/dividend to my checking or savings account. This authority will remain in force until I notify the Issuer in writing to cancel it. If the Issuer deposits funds erroneously into my account, they are authorized to debit my account for an amount not to exceed the amount of the erroneous deposit. The above services cannot be established without a pre-printed voided check. For electronic funds transfers, signatures of bank account owners are required exactly as they appear on the bank records. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below. (not available for custodial held accounts without the custodian’s approval) Checking Financial Institution Name: % of Distribution: ABA/ Routing Number: Account Number: Savings 7. Broker-Dealer and Financial Advisor Information Broker-Dealer Name: Financial Advisor Name: Rep Number: Financial Advisor’s Firm Name: Branch ID: Financial Advisor’s Address: Financial Advisor’s City: State: Zip Code: Financial Advisor’s Phone: Financial Advisor’s Fax Number: Financial Advisor’s E-mail Address: This Subscription was made as follows: Through a participating Broker-Dealer Through a participating RIA* unaffiliated with a participating Broker-Dealer Shares are being purchased net of commissions *RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148. Based on the information I obtained from the investor regarding the investor’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation, that I have reasonable grounds to believe that the purchase of the shares by the investor is suitable for this investor and such investor has sufficient net worth and is in a position to realize the benefits of an investment in the shares, and further that I have (a) informed the investor of all aspects of liquidity and marketability of this investment, including the restrictions on transfers of the shares, (b) delivered the Prospectus to the investor the requisite number of days prior to the date that the investor will deliver this Subscription Agreement to the issuer as specified under the laws of the investor’s principal state of residence or principal state of business, as applicable, (c) verified the identity of the investor through appropriate methods and will retain proof of such verification process as required by applicable law, and (d) verified that the investor and the registered owner do not appear on the Office of Foreign Assets Control list of foreign nations, organizations and individuals subject to economic and trade sanctions. If a Registered Associate of a FINRA member firm or a Registered Investment Advisor, I hereby certify that I am properly licensed and I am registered in the state of sale. State of sale is defined as the investor’s principal place of residence or principal place of business, as applicable. Signature of Financial Advisor: Date: (If required by Broker-Dealer) Branch Manager Signature: Date: 8. Electronic Delivery (optional) Electronic Delivery of stockholder communication is available and if you would prefer to receive such communications and statements electronically for SIC, please affirmatively elect to do so by signing below where indicated. We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder communications and statement notifications. By consenting below to electronically receive stockholder communications, including your account-specific information, you authorize SIC to either (i) e-mail stockholder communications to you directly or (ii) make them available on the SIC website and notify you by e-mail when such documents are available and how to access the documents. You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials. Sign below if you consent to the electronic delivery of documents for SIC, including annual reports, proxy materials, and any other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following: (a) I acknowledge that access to both Internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail CURRENT FORM AS OF 10/5/16 VERSION AB

8. Electronic Delivery (optional), continued notification of the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my Internet provider and telephone provider, and that these costs are my responsibility. (b) I acknowledge that documents distributed electronically may be provided in Adobe’s Portable Document Format (PDF). The Adobe Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe’s web site at www.adobe.com. The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to stockholder communications. (c) I acknowledge that I may receive at no cost from SIC a paper copy of any documents delivered electronically by calling SC Distributors at 877-907-1148 from 9:00 am to 5:00 pm EST Monday-Friday. (d) I acknowledge that if the e-mail notification is returned to SIC as “undeliverable”, a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if SIC is unable to obtain a valid e-mail address for me, SIC will resume sending a paper copy of its filings by U.S. mail to my address of record. (e) I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling SC Distributors at 877-907-1148 from 9:00 am to 5:00 pm EST Monday-Friday. Signature of Investor: Date: Electronic Delivery Signature of Joint Investor: Date: Acknowledgement Only E-mail: (If blank—email from Section 4 will be used) 9. Subscriber Signatures Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such repre- sentations on your behalf. I hereby acknowledge and/or represent the following:             Owner             Co-Owner I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.             Owner             Co-Owner I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.             Owner             Co-Owner I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.             Owner             Co-Owner I am purchasing the shares for the account referenced in Section 4.             Owner             Co-Owner I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.             Owner             Co-Owner Alabama: In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.             Owner             Co-Owner California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.             Owner             Co-Owner Idaho: In addition to the suitability standards above, the state of Idaho requires that each Idaho investor will not invest in the aggregate, more than 10% of his or her liquid net worth in shares of Sierra Income Corporation’s common stock. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Iowa: In addition to the suitability standards noted above, Iowa investors must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $350,000 (net worth should be determined exclusive of home, auto and home furnishings); and (ii) Iowa investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s liquid net worth (liquid net worth should be determined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Kentucky: In addition to the suitability standards noted above, all Kentucky residents who invest in Sierra Income Corporation’s securities must have a minimum gross annual income of $70,000 and a minimum net worth of $70,000 (as defined in the North American Securities Administrators Association’s (NASAA) Statement of Policy Regarding Real Estate Investment Trust (“SOP”)), or a minimum net worth alone of at least $250,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth (cash, cash equivalents and readily marketable securities) in Sierra Income Corporation’s shares or the shares of Sierra Income Corporation’s affiliates’ nonpublicly traded business development companies.             Owner             Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Massachusetts: In addition to the suitability standards noted above, Massachusetts investors may not invest more than 10% of their liquid net worth in this offering and in other illiquid direct participation programs. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities. CURRENT FORM AS OF 10/5/16 VERSION AB

9. Subscriber Signatures, continued             Owner             Co-Owner Nebraska: In addition to the suitability standards noted above, a Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $250,000, or (b) a net worth of at least $350,000; and (ii) Nebraska investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s net worth (exclusive of home, home furnishings, and automobiles). An investment by a Nebraska investor who is an accredited investor within the meaning of the federal securities laws is not subject to the foregoing limitations.             Owner             Co-Owner New Jersey: In addition to the suitability standards noted above, New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.             Owner             Co-Owner New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.             Owner             Co-Owner Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).             Owner             Co-Owner Oregon: In addition to the suitability standards noted above, an Oregon investor must limit his her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).             Owner             Co-Owner Tennessee: In addition to the suitability standards noted above, investors who reside in the state of Tennessee must have either (i) a liquid net worth of $100,000 and minimum annual gross income of $100,000 or (ii) a minimum liquid net worth of $500,000. In addition, a Tennessee investor’s total investment in us shall not exceed 10% of his or her liquid net worth.             Owner             Co-Owner Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles. 9a. Subscriber Acknowledgements & Signatures See Guidelines for U.S. Taxpayer Certifications (the “guidelines”) in Section 9a of the attached Investor Instructions to this Subscription Agreement for the guidelines on how to complete Section 9a. INFORMATION REQUIRED BELOW Certification Exempt payee code (If any) Exemption from FATCA reporting code (If any) (Applies to accounts maintained outside the U.S.) SELECTION REQUIRED BELOW You must check the box in item 2 below next to the statement that applies to you. Under penalties of perjury, I certify that: 1. The number shown in Section 4 of this Subscription Agreement is my correct taxpayer identification number, and 2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, or I am subject to backup withholding because I have been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, and 3. I am a U.S. citizen or other U.S. person (as defined in the Guidelines), and 4. The FATCA code(s) entered on this form (if any) indicating I am exempt from FATCA reporting is correct. CURRENT FORM AS OF 10/5/16 VERSION AB

9a. Subscriber Acknowledgements & Signatures, continued WE INTEND TO ASSERT THE FOREGOING REPRESENTATION AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS SUBSCRIPTION AGREEMENT AND ALL RIGHTS THEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF FLORIDA WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS. BY EXECUTING THIS SUBSCRIPTION AGREEMENT, THE SUBSCRIBER HEREBY DECLARES THE INFORMATION SUPPLIED ABOVE IS TRUE AND CORRECT AND MAY BE RELIED UPON BY SIC IN CONNECTION WITH THE SUBSCRIBER’S INVESTMENT IN SIC. THE SUBSCRIBER DOES NOT WAIVE ANY RIGHTS IT MAY HAVE UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 OR ANY STATE SECURITIES LAW BY EXECUTING THIS SUBSCRIPTION AGREEMENT. A SALE OF SHARES MAY NOT BE COMPLETED UNTIL THE SUBSCRIBER HAS BEEN IN RECEIPT OF THE FINAL PROSPECTUS FOR SIC FOR AT LEAST FIVE (5) BUSINESS DAYS. THE SUBSCRIBER WILL NOT BE ADMITTED AS A STOCKHOLDER OF SIC UNTIL THIS SUBSCRIPTION AGREEMENT HAS BEEN ACCEPTED BY SIC. SIC MAY REJECT ANY SUBSCRIPTION, IN WHOLE OR IN PART, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. SUBSCRIPTIONS WILL BE ACCEPTED OR REJECTED WITHIN 30 DAYS OF THEIR RECEIPT. SIC WILL ACCEPT SUBSCRIPTIONS IN GOOD ORDER NO LESS FREQUENTLY THAN MONTHLY, SUBJECT TO THE TERMS OF THE CURRENT PROSPECTUS. IF SIC REJECTS THE SUBSCRIBER’S SUBSCRIPTION, THE PURCHASE PRICE WILL BE RETURNED TO THE SUBSCRIBER WITHIN TEN (10) BUSINESS DAYS AFTER THE REJECTION OF THE SUBSCRIPTION. IF THE SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, THE SUBSCRIBER WILL BE SENT A CONFIRMATION OF ITS PURCHASE AFTER THE SUBSCRIBER HAS BEEN ADMITTED AS A STOCKHOLDER. BY SIGNING BELOW, YOU ALSO ACKNOWLEDGE THAT: • YOU SHOULD NOT EXPECT TO BE ABLE TO SELL YOUR SHARES REGARDLESS OF HOW WE PERFORM. • IF YOU ARE ABLE TO SELL YOUR SHARES, YOU WILL LIKELY RECEIVE LESS THAN YOUR PURCHASE PRICE. • WE DO NOT INTEND TO LIST OUR SHARES ON ANY SECURITIES EXCHANGE DURING OR FOR WHAT MAY BE A SIGNIFICANT TIME AFTER THE OFFERING PERIOD, AND WE DO NOT EXPECT A SECONDARY MARKET IN THE SHARES TO DEVELOP. • BEGINNING THE SECOND QUARTER OF 2013, WE IMPLEMENTED A SHARE REPURCHASE PROGRAM, BUT ONLY A LIMITED NUMBER OF SHARES ARE ELIGIBLE FOR REPURCHASE BY US. IN ADDITION, ANY SUCH REPURCHASES WILL BE AT A PRICE EQUAL TO OUR MOST RECENTLY DISCLOSED NET ASSET VALUE PER SHARE IMMEDIATELY PRIOR TO THE DATE OF REPURCHASE. • YOU SHOULD CONSIDER THAT YOU MAY NOT HAVE ACCESS TO THE MONEY YOU INVEST FOR AN INDEFINITE PERIOD OF TIME. • AN INVESTMENT IN OUR SHARES IS NOT SUITABLE FOR YOU IF YOU NEED ACCESS TO THE MONEY YOU INVEST. SEE “SHARE REPURCHASE PROGRAM,” “SUITABILITY STANDARDS” AND “SHARE LIQUIDITY STRATEGY.”• BECAUSE YOU WILL BE UNABLE TO SELL YOUR SHARES, YOU WILL BE UNABLE TO REDUCE YOUR EXPOSURE IN ANY MARKET DOWNTURN. • OUR DISTRIBUTIONS MAY BE FUNDED FROM OFFERING PROCEEDS OR BORROWINGS, WHICH MAY CONSTITUTE A RETURN OF CAPITAL AND REDUCE THE AMOUNT OF CAPITAL AVAILABLE TO US FOR INVESTMENT. ANY CAPITAL RETURNED TO STOCKHOLDERS THROUGH DISTRIBUTIONS WILL BE DISTRIBUTED AFTER PAYMENT OF FEES AND EXPENSES. • OUR PREVIOUS DISTRIBUTIONS TO STOCKHOLDERS WERE FUNDED FROM TEMPORARY FEE REDUCTIONS THAT ARE SUBJECT TO REPAYMENT TO OUR ADVISER. THESE DISTRIBUTIONS WERE NOT BASED ON OUR INVESTMENT PERFORMANCE AND MAY NOT CONTINUE IN THE FUTURE. IF OUR ADVISER HAD NOT AGREED TO MAKE EXPENSE SUPPORT PAYMENTS, THESE DISTRIBUTIONS WOULD HAVE COME FROM YOUR PAID IN CAPITAL. THE REIMBURSEMENT OF THESE PAYMENTS OWED TO OUR ADVISER WILL REDUCE THE FUTURE DISTRIBUTIONS TO WHICH YOU WOULD OTHERWISE BE ENTITLED. IN ORDER TO HAVE THIS AGREEMENT EXECUTED, THE INVESTOR(S) MUST SIGN THIS SECTION For SIC, if the investor signing below is acquiring the shares through an IRA or will otherwise beneficially hold the shares through a Custodian or Trustee, the investor also authorizes SIC to receive (on behalf of the investor) authorization for the investor to act as proxy for the Custodian or Trustee. This authorization coupled with the Custodian or Trustee authorization below is intended to permit the investor to vote his or her shares even though the investor is not the record holder of the shares. Signing Section 9a will not constitute an execution of this Subscription Agreement. Owner Signature Date Co-Owner Signature (If applicable) Date AUTHORIZATION: FOR AUTHORIZED REPRESENTATIVE OF CUSTODIAN USE ONLY Signature of Custodian(s) or Trustee(s): By signing this Subscription Agreement, the Custodian authorizes the investor to vote the number of shares of SIC that are beneficially owned by the investor as refiected on the records of SIC as of the applicable record date at any meeting of the shareholders of SIC. This authorization shall remain in place until revoked in writing by the Custodian. SIC is hereby authorized to notify the investor of his or her right to vote consistent with this authorization. Authorized Signature (Custodian or Trustee) Date CURRENT FORM AS OF 10/5/16 VERSION AB

10. Check Instructions For Non-Custodial Accounts: Please mail a completed original Subscription Agreement along with a check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement, to the appropriate address as outlined in Section 10a. For Custodial Accounts: Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement. PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements. Sierra Income Corporation Investors: The Subscription Agreement, together with a check made payable to “Sierra Income Corporation” for the full purchase price, should be delivered to the address in Section 10a. 10a. Mailing Address Regular Mail Overnight Mail Subscription Agreements may be faxed to: Payment may be wired to: Investment Processing Department Investment Processing Department 855.223.2474 UMB Bank, N.A. c/o DST Systems, Inc. c/o DST Systems, Inc. 1010 Grand Boulevard, 4th Floor PO BOX 219731 430 W. 7th Street Kansas City, MO 64106 Kansas City, MO 64121-9731 Kansas City, MO 64105-1407 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title) Should you have any questions or concerns and require customer service to handle your request or inquiry, please contact our transfer agent at: Investment Processing Department c/o DST Systems, 430 W. 7th St., Kansas City, MO 64105 Investors: 888.292.3178 Financial Advisors: 877.907.1148 CURRENT FORM AS OF 10/5/16 VERSION AB

Investor Instructions

(not required to be returned with Subscription Agreement)

Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription. 1. Investment PLEASE NOTE: We do not accept money orders, traveler’s checks, starter checks, foreign checks, counter checks, third-party checks or cash. Generally, you must initially invest at least $2,000 ($2500 for TN) in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the applicable minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to our distribution reinvestment plan. 2. Account Type—Check One Box Only Please check the appropriate box to indicate the account type of the subscription. * Transfer on Death (TOD): Investors who qualify may elect Transfer on Death (TOD) registration for such investment account. TOD registration is designed to give an owner/investor of securities the option of a nonprobate transfer at death of the assets held in the account by designating proposed beneficiary(ies) to receive the account assets upon the owner/investor’s death. TOD registration is available only for owner(s)/investor(s) who are (i) a natural person or (ii) two natural persons holding the account as Tenants by the Entirety or (iii) two or more natural persons holding the account as Joint Tenants with Right of Survivorship or (iv) a married couple holding the account as community property with right of survivorship. The following forms of ownership are ineligible for TOD registration: Tenants in Common, community property without survivorship, non-natural account owners (i.e., entities such as corporations, trusts or partnerships), and investors who are not residents of a state that has adopted the Uniform Transfer on Death Security Registration Act. Investors who are plan participants under a registered IRA, Keogh, Qualified Pension Plan or Qualified Profit Sharing Plan program may be eligible to purchase such investment through such accounts. No representations are made, and the offeror disclaims any responsibility or liability to the plan custodian, plan administrators, plan participants, investors, or beneficiaries thereof as to the tax ramifications of such investment, the suitability or eligibility of such investment under the respective plan, or that such Investment comports with ERISA, Internal Revenue Service or other governmental rules and regulations pertaining to such plan investments and rights thereunder. A separate private investment form or similar documentation from the Plan Custodian/ Administrator and plan participants/investors is required for investment through these types of accounts. 3. Investment Title—SSN or TIN Required All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9a, you are certifying that this number is correct. Please print the exact name(s) in which shares are to be registered. Include the trust/entity name, if applicable. If the account is Qualified, include the names and taxpayer identification numbers of the investor and the custodian or trustee. 4. Enter Investor Information To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including SIC, to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account. Enter the name(s), mailing address and telephone numbers of the registered owner of the investment. You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner. All investors must provide a taxpayer identification number or social security number. By signing in Section 9a, you are certifying that this number is correct. Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA) Secondary Investor is: Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA) 5. Enter Third Party Custodian/Trustee Information Make checks payable to the custodian and send ALL paperwork directly to the custodian. If you wish to purchase shares through an IRA, and need an IRA account, First Trust Retirement has agreed to serve as IRA custodian for such purpose. Sierra Income Corporation will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. Thereafter, investors will be responsible for the annual IRA maintenance fees. Further information about custodial services is available through your broker or our dealer manager. Complete this section if the registered owner of the investment will be a Custodian Plan or Trust. 6. Enter Distribution Information 7. Enter Broker-Dealer and Financial Advisor Information PLEASE NOTE: The Broker-Dealer or Financial Advisor must complete and sign this section of the Subscription Agreement. All fields are mandatory. Required Representations: By signing Section 7, the Financial Advisor confirms on behalf of the Broker-Dealer that he or she: • has discussed the investor’s prospective purchase of shares with such investor; • has advised such investor of all fundamental risks related to the investment in the shares, and the risk that the investor could lose his or her entire investment in the shares; • has reasonable grounds to believe the investor is purchasing these shares for the account referenced in Section 5, and CURRENT FORM AS OF 10/5/16 VERSION AB

7. Enter Broker-Dealer and Financial Advisor Information, continued The Broker-Dealer is duly licensed and may lawfully offer and sell the shares in the state of sale designated as the investor’s principal place of residence or principal place of business, as applicable; and agrees to maintain records of the information used to determine that an investment in shares is suitable and appropriate for the investor for a period of six years. Net of Commission Purchase (“NOCP”): NOCPs are available to registered associates and other employees of soliciting Broker-Dealer, SIC and their affiliates, participants in a wrap account or commission replacement account with approval for a discount by the Broker-Dealer, RIA, bank trust account, etc. Representatives will not receive selling commission. Refer to prospectus for details. RIA Submission: Check this box to indicate whether submission is made through a Registered Investment Advisor (RIA) in its capacity as the RIA and not in its capacity as a Financial Advisor, if applicable, whose agreement with the subscriber includes a fixed or “wrap” fee feature for advisory and related brokerage services. If an owner or principal or any member of the RIA firm is a FINRA licensed Financial Advisor affiliated with a Broker-Dealer, the transaction should be completed through that Broker-Dealer, not through the RIA. 8. Select Electronic Delivery (optional) 9. Subscriber Acknowledgements & Signatures You must initial ALL appropriate representations for SIC. IMPORTANT: Please carefully read and separately initial each of the representations. Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf. 9a. Subscriber Acknowledgements & Signatures By signing this Subscription Agreement, you agree to provide the information in Section 9 of such Agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account. Guidelines for U.S. Taxpayer Certifications Definition of a U.S. Person—For U.S. federal tax purposes, you are considered a U.S. person if you are: • An individual who is a U.S. citizen or U.S. resident alien, • A partnership, corporation, company or association created or organized in the United States or under the laws of the United States, • An estate (other than a foreign estate), or • A domestic trust (as defined in Treasury Regulations section 301.7701-7). What Number to Give the Requester—Social Security numbers (‘SSN’) have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers (“EIN’) have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All ‘Section’ references are to the Internal Revenue Code of 1986, as amended. For this type of account: Give the SSN of: 1. An individual’s account The individual 2. Two or more individuals (Joint account) The actual owner of the account or, if combined funds, the first individual 3. Custodian account of a minor (Uniform Gift to Minors Act) on the account (1) 4. (a) The usual revocable savings trust account (grantor also is trustee) The minor (2) (b) So-called trust account that is not a legal or valid trust under State The grantor-trustee (1) law The actual owner (1) 5. Sole proprietorship or disregarded entity owned by an individual The owner (3) 6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see, The grantor (4) Regulations section 1.671-4(b)(2)(i)(A)) For this type of account: Give the SSN of: 7. Disregarded entity not owned by an individual The owner (3) 8. A valid trust, estate, or pension trust The legal entity (5) 9. Corporate or LLC electing corporate status on Form 8832 or Form The corporation 2553 10. Association, club, religious, charitable, educational, or other tax-exempt The organization organization 11. Partnership or multi-member LLC The partnership or LLC 12. Account with the Department of Agriculture in the name of a public The public entity entity (such as a State or local government, school district or prison) that receives agricultural program payments 13. A broker or registered nominee The broker or nominee 14. Grantor trust filing under the Form 1041 Filing Method or the Optional The trust Form 1099 Filing Method 2 (see, Regulations section 1.671-4(b)(2)(i)(B)) (1) List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person’s number must be furnished. (2) Circle the minor’s name and furnish the minor’s SSN. (3) You must show your individual name and you also may enter your business or ‘DBA’ name on the second name line. You may use either your SSN or TIN (if you have one). If you are a sole proprietor, the IRS encourages you to use your SSN. (4) Note: Grantor also must provide a Form W-9 to trustee of trust. (5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.) Note: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed. CURRENT FORM AS OF 10/5/16 VERSION AB

Guidelines for U.S. Taxpayer Certifications, continued Obtaining a Number If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at www.socialsecurity.gov/forms/ss-5.pdf. You also may get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at www.irs.gov/businesses and clicking on Employer ID Numbers under Related Topics. You can get Forms W-7 and SS-4 from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676). Payees Exempt from Backup Withholding and/or FATCA Reporting If you are exempt from backup withholding and/or FATCA reporting, enter in Section 9a, any code(s) that may apply to you. Exempt Payee Code Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions. The following codes identify payees that are exempt from backup withholding: 1. An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401 (f )(2) 2. The United States or any of its agencies or instrumentalities 3. A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities 4. A foreign government or any of its political subdivisions, agencies, or instrumentalities 5. A corporation 6. A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession 7. A futures commission merchant registered with the Commodity Futures Trading Commission 8. A real estate investment trust 9. An entity registered at all times during the tax year under the Investment Company Act of 1940 10. A common trust fund operated by a bank under section 584(a) 11. A financial institution 12. A middleman known in the investment community as a nominee or custodian 13. A trust exempt from tax under section 664 or described in section 4947 For interest and dividends, all listed payees are exempt except payees listed in category 7. For broker transactions, payees listed in categories 1 through 4 and 6 through 11 and all C corporations are exempt. For broker transactions, S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012. Exempt payees described above should complete Section 9a to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER AND ANY APPLICABLE EXEMPT PAYEE CODE, SIGN AND DATE THE FORM AND RETURN IT TO THE PAYER. Exemption from FATCA Reporting Code. The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements. A – An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37) B – The United States or any of its agencies or instrumentalities C – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies, or instrumentalities D – A corporation the stock of which is regularly traded on one or more established securities markets, as described in Reg. section 1.1472-1(c)(1)(i) E – A corporation that is a member of the same expanded affiliated group as a corporation described in Reg. section 1.1472-1(c)(1)(i) F – A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state G – A real estate investment trust H – A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940 I – A common trust fund as defined in section 584(a) J – A bank as defined in section 581 K – A broker L – A trust exempt from tax under section 664 or described in section 4947 M – A tax exempt trust under a section 403(b) plan or section 457(g) plan Privacy Act Notice Section 6109 requires you to provide your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, cancellation of debt, or contributions you made to an IRA, or Archer MSA or HSA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return. The IRS also may provide this information to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia and U.S. possessions to carry out their tax laws. The IRS also may disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold 28% of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to a payer. Certain penalties also may apply. Penalties • Failure to Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect. • Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no backup withholding, you are subject to a $500 penalty. • Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment. • Misuse of TINs. If the requester discloses or uses taxpayer identification numbers in violation of Federal law, the payer may be subject to civil and criminal penalties. 10/16 SI0017-AB

ADDITIONAL SUBSCRIPTION THIS FORM MAY BE USED BY ANY CURRENT INVESTOR IN SIERRA INCOME CORPORATION WHO DESIRES TO PURCHASE ADDITIONAL SHARES OF SIERRA INCOME CORPORATION. INVESTORS WHO ACQUIRED SHARES THROUGH A TRANSFER OF OWNERSHIP OR TRANSFER OF DEATH AND WISH TO MAKE ADDITIONAL INVESTMENTS MUST COMPLETE THE SIERRA INCOME CORPORATION SUBSCRIPTION AGREEMENT. 1. Investment Information All investments are subject to suitability standards, see corresponding prospectus and Section 5 herein. Amount of Subscription State of Sale Minimum Additional Investment is $500. Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted. Payment will be made with: Enclosed Check Funds Wired Funds to Follow— Name of Institution Volume Discount*: Check this box ONLY after discussion with your Broker-Dealer. Please provide a separate request in writing that sets forth the basis for receiving a volume discount as set forth in the appropriate prospectus. *Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications. 2. Account Number Account Number: 3. Investor Information—SSN or TIN Required Please print names in which shares of common stock are registered. Title Line 1: Title Line 2: Primary SSN/TIN: Secondary SSN/TIN: Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA) Secondary Investor is: Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA) Primary Investor Name: SSN/TIN: DOB: Secondary Investor Name: SSN/TIN: DOB: Please indicate if mailing address has changed since initial investment in Sierra Income Corporation Yes No If “yes”, please print new address below: Street Address: City: State: Zip Code: NOTE: Any and all U.S. taxpayers are required to complete Section 5a. (If a foreign national is, in fact, a U.S. taxpayer, complete Section 5a.) Please refer to the Guidelines for U.S. Taxpayer Certifications in Section 5b. regarding your SSN or TIN. CURRENT FORM AS OF 10/5/16 VERSION S

4. Broker-Dealer and Financial Advisor Information Broker-Dealer Name: Financial Advisor Name: Rep Number: Financial Advisor’s Firm Name: Branch ID: Financial Advisor’s Address: Financial Advisor’s City: State: Zip Code: Financial Advisor’s Phone: Financial Advisor’s Fax Number: Financial Advisor’s E-mail Address: This Subscription was made as follows: Through a participating Broker-Dealer Through a participating RIA* unaffiliated with a participating Broker-Dealer Shares are being purchased net of commissions *RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148. Based on the information I obtained from the investor regarding the investor’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation, that I have reasonable grounds to believe that the purchase of the shares by the investor is suitable for this investor and such investor has sufficient net worth and is in a position to realize the benefits of an investment in the shares, and further that I have (a) informed the investor of all aspects of liquidity and marketability of this investment, including the restrictions on transfers of the shares, (b) delivered the Prospectus to the investor the requisite number of days prior to the date that the investor will deliver this Subscription Agreement to the issuer as specified under the laws of the investor’s principal state of residence or principal state of business, as applicable, (c) verified the identity of the investor through appropriate methods and will retain proof of such verification process as required by applicable law, and (d) verified that the investor and the registered owner do not appear on the Office of Foreign Assets Control list of foreign nations, organizations and individuals subject to economic and trade sanctions. If a Registered Associate of a FINRA member firm or a Registered Investment Advisor, I hereby certify that I am properly licensed and I am registered in the state of sale. State of sale is defined as the investor’s principal place of residence or principal place of business, as applicable. Signature of Financial Advisor: Date: (If required by Broker-Dealer) Branch Manager Signature: Date: 5. Subscriber Signatures Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:             Owner             Co-Owner I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.             Owner             Co-Owner I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.             Owner             Co-Owner I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.             Owner             Co-Owner I am purchasing the shares for the account referenced in Section 3.             Owner             Co-Owner I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.             Owner             Co-Owner Alabama: In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.             Owner             Co-Owner California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth.             Owner             Co-Owner Idaho: In addition to the suitability standards above, the state of Idaho requires that each Idaho investor will not invest in the aggregate, more than 10% of his or her liquid net worth in shares of Sierra Income Corporation’s common stock. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Iowa: In addition to the suitability standards noted above, Iowa investors must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $350,000 (net worth should be determined exclusive of home, auto and home furnishings); and (ii) Iowa investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s liquid net worth (liquid net worth should be determined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities. CURRENT FORM AS OF 10/5/16 VERSION S

5. Subscriber Signatures, continued             Owner             Co-Owner Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Kentucky: In addition to the suitability standards noted above, all Kentucky residents who invest in Sierra Income Corporation’s securities must have a minimum gross annual income of $70,000 and a minimum net worth of $70,000 (as defined in the North American Securities Administrators Association’s (NASAA) Statement of Policy Regarding Real Estate Investment Trust (“SOP”)), or a minimum net worth alone of at least $250,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth (cash, cash equivalents and readily marketable securities) in Sierra Income Corporation’s shares or the shares of Sierra Income Corporation’s affiliates’ non-publicly traded business development companies.             Owner             Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Massachusetts: In addition to the suitability standards noted above, Massachusetts investors may not invest more than 10% of their liquid net worth in this offering and in other illiquid direct participation programs. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Nebraska: In addition to the suitability standards noted above, a Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $250,000, or (b) a net worth of at least $350,000; and (ii) Nebraska investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s net worth (exclusive of home, home furnishings, and automobiles). An investment by a Nebraska investor who is an accredited investor within the meaning of the federal securities laws is not subject to the foregoing limitations.             Owner             Co-Owner New Jersey: In addition to the suitability standards noted above, New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.             Owner             Co-Owner New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities. North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be             Owner             Co-Owner sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards. Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate             Owner             Co-Owner investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).             Owner             Co-Owner Oregon: In addition to the suitability standards noted above, an Oregon investor must limit his her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).             Owner             Co-Owner Tennessee: In addition to the suitability standards noted above, investors who reside in the state of Tennessee must have either (i) a liquid net worth of $100,000 and minimum annual gross income of $100,000 or (ii) a minimum liquid net worth of $500,000. In addition, a Tennessee investor’s total investment in us shall not exceed 10% of his or her liquid net worth.             Owner             Co-Owner Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles. CURRENT FORM AS OF 10/5/16 VERSION S

5a. Subscriber Acknowledgements & Signatures See Guidelines for U.S. Taxpayer Certifications (the “guidelines”) in Section 5a of the attached Investor Instructions to this Subscription Agreement for the guidelines on how to complete Section 5a. INFORMATION REQUIRED BELOW Certification Exempt payee code (If any) Exemption from FATCA reporting code (If any) (Applies to accounts maintained outside the U.S.) SELECTION REQUIRED BELOW You must check the box in item 2 below next to the statement that applies to you. Under penalties of perjury, I certify that: 1. The number shown in Section 3 of this Subscription Agreement is my correct taxpayer identification number, and 2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, or I am subject to backup withholding because I have been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, and 3. I am a U.S. citizen or other U.S. person (as defined in the Guidelines), and 4. The FATCA code(s) entered on this form (if any) indicating I am exempt from FATCA reporting is correct. WE INTEND TO ASSERT THE FOREGOING REPRESENTATION AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS SUBSCRIPTION AGREEMENT AND ALL RIGHTS THEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF FLORIDA WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS. BY EXECUTING THIS SUBSCRIPTION AGREEMENT, THE SUBSCRIBER HEREBY DECLARES THE INFORMATION SUPPLIED ABOVE IS TRUE AND CORRECT AND MAY BE RELIED UPON BY SIC IN CONNECTION WITH THE SUBSCRIBER’S INVESTMENT IN SIC. THE SUBSCRIBER DOES NOT WAIVE ANY RIGHTS IT MAY HAVE UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 OR ANY STATE SECURITIES LAW BY EXECUTING THIS SUBSCRIPTION AGREEMENT. A SALE OF SHARES MAY NOT BE COMPLETED UNTIL THE SUBSCRIBER HAS BEEN IN RECEIPT OF THE FINAL PROSPECTUS FOR SIC FOR AT LEAST FIVE (5) BUSINESS DAYS. THE SUBSCRIBER WILL NOT BE ADMITTED AS A STOCKHOLDER OF SIC UNTIL THIS SUBSCRIPTION AGREEMENT HAS BEEN ACCEPTED BY SIC. SIC MAY REJECT ANY SUBSCRIPTION, IN WHOLE OR IN PART, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. SUBSCRIPTIONS WILL BE ACCEPTED OR REJECTED WITHIN 30 DAYS OF THEIR RECEIPT. SIC WILL ACCEPT SUBSCRIPTIONS IN GOOD ORDER NO LESS FREQUENTLY THAN MONTHLY, SUBJECT TO THE TERMS OF THE CURRENT PROSPECTUS. IF SIC REJECTS THE SUBSCRIBER’S SUBSCRIPTION, THE PURCHASE PRICE WILL BE RETURNED TO THE SUBSCRIBER WITHIN TEN (10) BUSINESS DAYS AFTER THE REJECTION OF THE SUBSCRIPTION. IF THE SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, THE SUBSCRIBER WILL BE SENT A CONFIRMATION OF ITS PURCHASE AFTER THE SUBSCRIBER HAS BEEN ADMITTED AS A STOCKHOLDER. BY SIGNING BELOW, YOU ALSO ACKNOWLEDGE THAT: • YOU SHOULD NOT EXPECT TO BE ABLE TO SELL YOUR SHARES REGARDLESS OF HOW WE PERFORM. • IF YOU ARE ABLE TO SELL YOUR SHARES, YOU WILL LIKELY RECEIVE LESS THAN YOUR PURCHASE PRICE. • WE DO NOT INTEND TO LIST OUR SHARES ON ANY SECURITIES EXCHANGE DURING OR FOR WHAT MAY BE A SIGNIFICANT TIME AFTER THE OFFERING PERIOD, AND WE DO NOT EXPECT A SECONDARY MARKET IN THE SHARES TO DEVELOP. • BEGINNING THE SECOND QUARTER OF 2013, WE IMPLEMENTED A SHARE REPURCHASE PROGRAM, BUT ONLY A LIMITED NUMBER OF SHARES ARE ELIGIBLE FOR REPURCHASE BY US. IN ADDITION, ANY SUCH REPURCHASES WILL BE AT A PRICE EQUAL TO OUR MOST RECENTLY DISCLOSED NET ASSET VALUE PER SHARE IMMEDIATELY PRIOR TO THE DATE OF REPURCHASE. • YOU SHOULD CONSIDER THAT YOU MAY NOT HAVE ACCESS TO THE MONEY YOU INVEST FOR AN INDEFINITE PERIOD OF TIME. • AN INVESTMENT IN OUR SHARES IS NOT SUITABLE FOR YOU IF YOU NEED ACCESS TO THE MONEY YOU INVEST. SEE “SHARE REPURCHASE PROGRAM,” “SUITABILITY STANDARDS” AND “SHARE LIQUIDITY STRATEGY.”• BECAUSE YOU WILL BE UNABLE TO SELL YOUR SHARES, YOU WILL BE UNABLE TO REDUCE YOUR EXPOSURE IN ANY MARKET DOWNTURN. • OUR DISTRIBUTIONS MAY BE FUNDED FROM OFFERING PROCEEDS OR BORROWINGS, WHICH MAY CONSTITUTE A RETURN OF CAPITAL AND REDUCE THE AMOUNT OF CAPITAL AVAILABLE TO US FOR INVESTMENT. ANY CAPITAL RETURNED TO STOCKHOLDERS THROUGH DISTRIBUTIONS WILL BE DISTRIBUTED AFTER PAYMENT OF FEES AND EXPENSES. • OUR PREVIOUS DISTRIBUTIONS TO STOCKHOLDERS WERE FUNDED FROM TEMPORARY FEE REDUCTIONS THAT ARE SUBJECT TO REPAYMENT TO OUR ADVISER. THESE DISTRIBUTIONS WERE NOT BASED ON OUR INVESTMENT PERFORMANCE AND MAY NOT CONTINUE IN THE FUTURE. IF OUR ADVISER HAD NOT AGREED TO MAKE EXPENSE SUPPORT PAYMENTS, THESE DISTRIBUTIONS WOULD HAVE COME FROM YOUR PAID IN CAPITAL. THE REIMBURSEMENT OF THESE PAYMENTS OWED TO OUR ADVISER WILL REDUCE THE FUTURE DISTRIBUTIONS TO WHICH YOU WOULD OTHERWISE BE ENTITLED. CURRENT FORM AS OF 10/5/16 VERSION S

5a. Subscriber Acknowledgements & Signatures, continued IN ORDER TO HAVE THIS AGREEMENT EXECUTED, THE INVESTOR(S) MUST SIGN THIS SECTION For SIC, if the investor signing below is acquiring the shares through an IRA or will otherwise beneficially hold the shares through a Custodian or Trustee, the investor also authorizes SIC to receive (on behalf of the investor) authorization for the investor to act as proxy for the Custodian or Trustee. This authorization coupled with the Custodian or Trustee authorization below is intended to permit the investor to vote his or her shares even though the investor is not the record holder of the shares. Signing Section 6a will not constitute an execution of this Subscription Agreement. Owner Signature Date Co-Owner Signature (If applicable) Date AUTHORIZATION: FOR AUTHORIZED REPRESENTATIVE OF CUSTODIAN USE ONLY Signature of Custodian(s) or Trustee(s): By signing this Subscription Agreement, the Custodian authorizes the investor to vote the number of shares of SIC that are beneficially owned by the investor as refiected on the records of SIC as of the applicable record date at any meeting of the shareholders of SIC. This authorization shall remain in place until revoked in writing by the Custodian. SIC is hereby authorized to notify the investor of his or her right to vote consistent with this authorization. Authorized Signature (Custodian or Trustee) Date 5b. Guidelines for U.S. Taxpayer Certifications Definition of a U.S. Person—For U.S. federal tax purposes, you are considered a U.S. person if you are: • An individual who is a U.S. citizen or U.S. resident alien, • A partnership, corporation, company or association created or organized in the United States or under the laws of the United States, • An estate (other than a foreign estate), or • A domestic trust (as defined in Treasury Regulations section 301.7701-7). What Number to Give the Requester—Social Security numbers (‘SSN’) have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers (“EIN’) have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All ‘Section’ references are to the Internal Revenue Code of 1986, as amended. For this type of account: Give the SSN of: 1. An individual’s account The individual 2. Two or more individuals (Joint account) The actual owner of the account or, if combined funds, the first individual 3. Custodian account of a minor (Uniform Gift to Minors Act) on the account (1) 4. (a) The usual revocable savings trust account (grantor also is trustee) The minor (2) (b) So-called trust account that is not a legal or valid trust under State The grantor-trustee (1) law The actual owner (1) 5. Sole proprietorship or disregarded entity owned by an individual The owner (3) 6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see, The grantor (4) Regulations section 1.671-4(b)(2)(i)(A)) For this type of account: Give the SSN of: 7. Disregarded entity not owned by an individual The owner (3) 8. A valid trust, estate, or pension trust The legal entity (5) 9. Corporate or LLC electing corporate status on Form 8832 or Form The corporation 2553 10. Association, club, religious, charitable, educational, or other tax-exempt The organization organization 11. Partnership or multi-member LLC The partnership or LLC 12. Account with the Department of Agriculture in the name of a public The public entity entity (such as a State or local government, school district or prison) that receives agricultural program payments 13. A broker or registered nominee The broker or nominee 14. Grantor trust filing under the Form 1041 Filing Method or the Optional The trust Form 1099 Filing Method 2 (see, Regulations section 1.671-4(b)(2)(i)(B)) (1) List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person’s number must be furnished. (2) Circle the minor’s name and furnish the minor’s SSN. (3) You must show your individual name and you also may enter your business or ‘DBA’ name on the second name line. You may use either your SSN or TIN (if you have one). If you are a sole proprietor, the IRS encourages you to use your SSN. (4) Note: Grantor also must provide a Form W-9 to trustee of trust. (5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.) Note: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed. CURRENT FORM AS OF 10/5/16 VERSION S

5b. Guidelines for U.S. Taxpayer Certifications, continued Obtaining a Number If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at www.socialsecurity.gov/forms/ss-5.pdf. You also may get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at www.irs.gov/businesses and clicking on Employer ID Numbers under Related Topics. You can get Forms W-7 and SS-4 from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676). Payees Exempt from Backup Withholding and/or FATCA Reporting If you are exempt from backup withholding and/or FATCA reporting, enter in Section 5a, any code(s) that may apply to you. Exempt Payee Code Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions. The following codes identify payees that are exempt from backup withholding: 1. An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401 (f )(2) 2. The United States or any of its agencies or instrumentalities 3. A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities 4. A foreign government or any of its political subdivisions, agencies, or instrumentalities 5. A corporation 6. A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession 7. A futures commission merchant registered with the Commodity Futures Trading Commission 8. A real estate investment trust 9. An entity registered at all times during the tax year under the Investment Company Act of 1940 10. A common trust fund operated by a bank under section 584(a) 11. A financial institution 12. A middleman known in the investment community as a nominee or custodian 13. A trust exempt from tax under section 664 or described in section 4947 For interest and dividends, all listed payees are exempt except payees listed in category 7. For broker transactions, payees listed in categories 1 through 4 and 6 through 11 and all C corporations are exempt. For broker transactions, S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012. Exempt payees described above should complete Section 5a to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER AND ANY APPLICABLE EXEMPT PAYEE CODE, SIGN AND DATE THE FORM AND RETURN IT TO THE PAYER. Exemption from FATCA Reporting Code. The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements. A – An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37) B – The United States or any of its agencies or instrumentalities C – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies, or instrumentalities D – A corporation the stock of which is regularly traded on one or more established securities markets, as described in Reg. section 1.1472-1(c)(1)(i) E – A corporation that is a member of the same expanded affiliated group as a corporation described in Reg. section 1.1472-1(c)(1)(i) F – A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state G – A real estate investment trust H – A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940 I – A common trust fund as defined in section 584(a) J – A bank as defined in section 581 K – A broker L – A trust exempt from tax under section 664 or described in section 4947 M – A tax exempt trust under a section 403(b) plan or section 457(g) plan Privacy Act Notice Section 6109 requires you to provide your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, cancellation of debt, or contributions you made to an IRA, or Archer MSA or HSA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return. The IRS also may provide this information to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia and U.S. possessions to carry out their tax laws. The IRS also may disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold 28% of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to a payer. Certain penalties also may apply. Penalties • Failure to Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect. • Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no backup withholding, you are subject to a $500 penalty. • Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment. • Misuse of TINs. If the requester discloses or uses taxpayer identification numbers in violation of Federal law, the payer may be subject to civil and criminal penalties. CURRENT FORM AS OF 10/5/16 VERSION S

6. Check Instructions For Non-Custodial Accounts: Please mail a completed original Subscription Agreement along with a check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement, to the appropriate address as outlined in Section 6a. For Custodial Accounts: Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement. PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements. Sierra Income Corporation Investors: The Subscription Agreement, together with a check made payable to “Sierra Income Corporation” for the full purchase price, should be delivered to the address in Section 6a. 6a. Mailing Address Regular Mail Overnight Mail Subscription Agreements may be faxed to: Payment may be wired to: Investment Processing Department Investment Processing Department 855.223.2474 UMB Bank, N.A. c/o DST Systems, Inc. c/o DST Systems, Inc. 1010 Grand Boulevard, 4th Floor PO BOX 219731 430 W. 7th Street Kansas City, MO 64106 Kansas City, MO 64121-9731 Kansas City, MO 64105-1407 ABA #: 101000695 Account #: 9871976289 FAO: (Include Account Title) Should you have any questions or concerns and require customer service to handle your request or inquiry, please contact our transfer agent at: Investment Processing Department c/o DST Systems, 430 W. 7th St., Kansas City, MO 64105 Investors: 888.292.3178 Financial Advisors: 877.907.1148 10/16 SI0020-S

Multi-Offering Subscription Agreement Investors in AL, AR, KY, MA, MD, NC, NE, NJ, OR and TN may not use this Multi-Offering Subscription Agreement to subscribe for shares and/or units of any offering described herein but instead should refer to the subscription agreement for each offering. AN INVESTMENT IN THE OFFERING(S) OR “INVESTMENT PROGRAM(S)” DESCRIBED HEREIN CANNOT BE COMPLETED UNTIL AT LEAST FIVE (5) BUSINESS DAYS AFTER THE DATE THE INVESTOR RECEIVED THE FINAL PROSPECTUS FOR EACH OFFERING. SUBSCRIPTIONS WILL BE EFFECTIVE ONLY UPON OUR ACCEPTANCE, AND WE RESERVE THE RIGHT TO REJECT ANY SUBSCRIPTION IN WHOLE OR IN PART. IF REJECTED, ALL FUNDS SHALL BE RETURNED TO SUBSCRIBERS WITHOUT INTEREST AND WITHOUT DEDUCTION FOR ANY EXPENSES WITHIN TEN (10) BUSINESS DAYS FROM THE DATE THE SUBSCRIPTION IS REJECTED. INVESTORS WILL RECEIVE A CONFIRMATION OF THEIR PURCHASE. IF YOU HAVE ANY QUESTIONS, PLEASE CALL YOUR REGISTERED REPRESENTATIVE, SC DISTRIBUTORS, LLC (MEMBER FINRA/SIPC) AT 1-877-907-1148. 1. Investment All investments are subject to suitability standards, see corresponding prospectus and Sections 9-9c herein. Amount of Subscription State of Sale Minimum Initial Investment is $2,000 for CVMC REIT II, SIC, TGIF & GREC. Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted. Payment will be made with: Enclosed Check Funds Wired Funds to Follow— Name of Institution (See Section 10 for Check Instructions) Investment Amount Carter Validus Mission Critical REIT II (CVMC REIT II) Greenbacker Renewable Energy Company (GREC) Sierra Income Corporation (SIC) TriLinc Global Impact Fund (TGIF) Volume Discount*: Check this box ONLY after discussion with your Broker-Dealer. Please provide a separate request in writing that sets forth the basis for receiving a volume discount as set forth in the appropriate prospectus. *Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see “Volume Discounts” section of the prospectus for further information on volume discount qualifications. 1a. Share Class—The Selection of a Share Class is Required (CVMC REIT II Only) Please consult with your Financial Advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding these share classes, including the different fees which are payable with respect to each share class. FOR CVMC REIT II INVESTORS—SHARE CLASS REQUIRED Class A Class T 1b. Share Class—The Selection of a Share Class is Required (GREC Only) Please consult with your Financial Advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding these share classes, including the different fees which are payable with respect to each share class. FOR GREC INVESTORS—SHARE CLASS REQUIRED Class A Class I Class C 1c. Unit Class—The Selection of a Unit Class is Required (TGIF Only) Please consult with your Financial Advisor and check one of the following options pertaining to the class of units you intend to purchase. The Prospectus contains additional information regarding these unit classes, including the different fees which are payable with respect to each unit class. FOR TGIF INVESTORS—UNIT CLASS REQUIRED Class A Class C Class I CURRENT FORM AS OF 10/5/16 VERSION V

2. Account Type—Check One Box Only Account Type Additional Required Documentation If TOD, Transfer on Death form Individual TOD* *Please see Section 2 of Investor Instructions for details Joint Tenants TOD* Tenants in Common* If JTWROS TOD, Transfer on Death form Community Property* *All parties must sign / Please see Section 2 of Investor Instructions for details Trust Trustee Certification form or trust documents Estate Documents evidencing individuals authorized to act on behalf of estate Custodial UGMA: State of:             UTMA: State of:             None Corporation C Corp S Corp Articles of Incorporation or Corporate Resolution LLC C Corporation, S= S Corporation, P= Partnership) LLC Operating Agreement or LLC Resolution Enter the tax classification (C=             Partnership Partnership Certification of Powers or Certificate of Limited Partnership Non-Profit Organization Formation document or other document evidencing authorized signers Profit Sharing Plan* Defined Benefit Plan* Pages of plan document that list plan name, date, trustee name(s) and KEOGH Plan* signatures *Please see Section 2 of Investor Instructions for details Traditional IRA SEP IRA ROTH IRA Simple IRA Inherited/Beneficial IRA For Inherited IRA indicate Decedent’s name:             Other (Specify)             For Non-Qualified Custodial Accounts and all Qualified Accounts, please complete Section 5 3. Investment Title—SSN or TIN Required Please print names in which shares and/or units of common stock are to be registered. For trusts, include trust name and name of trustee. If IRA or qualified plan, include both custodian and investor names and applicable Tax ID Numbers. If “same as below”, write “same.” (This is the name that will appear on your statement.) Title Line 1 Title Line 2 SSN/TIN 4. Investor Information Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA) Secondary Investor is: Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA) Primary Investor Name SSN/TIN DOB Secondary Investor Name SSN/TIN DOB Street Address City State ZIP Phone (day) Phone (evening) Email Mailing Address (optional) City State ZIP Check here for eletronic delivery and complete Section 8 Citizenship: Please indicate Citizenship Status (Required) US Citizen US Citizen residing outside the US Resident Alien Non-Resident Alien* Country: Check here if you are subject to backup withholding Please attach a separate sheet with the above information for each additional investor. NOTE: Any and all U.S. taxpayers are required to complete Section 9a. (If a foreign national is, in fact, a U.S. taxpayer, complete Section 9a.) Please refer to the Guidelines for U.S. Taxpayer Certifications in the Investor Instructions of this Subscription Agreement regarding your SSN or TIN. * If non-resident alien, investor must submit the appropriate IRS Form W-8 (e.g., Form W-8BEN, W-8ECI, W-8EXP or W-8IMY) in order to make an investment. The applicable IRS Form can be obtained from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676). CURRENT FORM AS OF 10/5/16 VERSION V

5. Third Party Custodian/Trustee Information Applies to ALL retirement accounts and to non-retirement accounts that have elected to use a third party custodian/trustee. Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian/trustee is responsible for sending payments pursuant to the instructions as set forth below. Custodian/Trustee Name Custodian/Trustee Address City State ZIP Custodian/Trustee Phone Custodian/Trustee TIN Investor Account Number with Custodian/Trustee 6. Distribution Information If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. If you do not complete this section, distributions will be paid to the registered owner at the address in Section 4 above. IRA accounts may not direct distributions without the custodian’s approval. Distributions may be funded from borrowings, offering proceeds, or proceeds from the sale of assets, which may constitute a return of capital and significantly reduce the amount of capital available for investment by CVMC REIT II and/or SIC and/or TGIF and/or GREC. Any capital returned to investors through distributions will be returned after certain fees and expenses are paid to the sponsor of this offering or its affiliates. If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: CVMC REIT II and/or SIC and/or TGIF and/or GREC, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105. % of Distribution I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus Send distributions via check to investor’s home address (or for Qualified Plans, to the address listed in Section 5) Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval) Name Address City State ZIP Account Number Direct Deposit: (Attach Voided Check) I/we authorize CVMC REIT II, SIC, TGIF, GREC, or its agent, DST Systems, Inc. by or through a third party provider, (as applicable, the “Issuer”) to deposit my distribution/dividend to my checking or savings account. This authority will remain in force until I notify the Issuer in writing to cancel it. If the Issuer deposits funds erroneously into my account, they are authorized to debit my account for an amount not to exceed the amount of the erroneous deposit. The above services cannot be established without a pre-printed voided check. For electronic funds transfers, signatures of bank account owners are required exactly as they appear on the bank records. If the registration at the bank differs from that on this Multi-Offering Subscription Agreement, all parties must sign below. (not available for custodial held accounts without the custodian’s approval) Financial Institution Name % of Distribution Checking ABA/ Routing Number Account Number Savings 7. Broker-Dealer and Financial Advisor Information Broker-Dealer Name Financial Advisor’s Name Rep Number Financial Advisor’s Firm Name Branch ID Financial Advisor’s Address Financial Advisor’s City State ZIP Financial Advisor’s Phone Financial Advisor’s Fax Financial Advisor’s E-Mail Address CURRENT FORM AS OF 10/5/16 VERSION V

7. Broker-Dealer and Financial Advisor Information, continued This Subscription was made as follows: Through a participating Broker-Dealer Shares and/or units are being purchased net of commissions (Class A shares and Class T shares only for CVMC REIT II, Class A shares only for Through a participating RIA unaffiliated with a participating Broker-Dealer GREC, Class A units and Class C units only for TGIF) Based on the information I obtained from the investor regarding the investor’s financial situation and investment objectives, I hereby certify to CVMC REIT II and/or SIC and/ or TGIF and/or GREC, that I have reasonable grounds to believe that the purchase of the units and/or shares by the investor is suitable for this investor and such investor has sufficient net worth and is in a position to realize the benefits of an investment in the shares and/or units, and further that I have (a) informed the investor of all aspects of liquidity and marketability of this investment, including the restrictions on trasfers of the shares and/or units, (b) delivered the Prospectus to the investor the requisite number of days prior to the date that the investor will deliver this Multi-Offering Subscription Agreement to the issuer as specified under the laws of the investor’s principal state of residence or principal state of business, as applicable, (c) verified the identity of the investor through appropriate methods and will retain proof of such verifcation process as required by applicable law, and (d) verified that the investor and the registered owner do not appear on the Office of Foreign Assets Control list of foreign nations, organizations and individuals subject to economic and trade sanctions. If a Registered Associate of a FINRA member firm or a Registered Investment Advisor, I hereby certify that I am properly licensed and I am registered in the state of sale. State of sale is defined as the investor’s principal place of residence or principal place of business, as applicable. Signature of Financial Advisor Date Branch Manager Signature (if required by Broker-Dealer) Date 8. Electronic Delivery (Optional) CVMC REIT II GREC SIC TGIF Electronic Delivery of stockholder and/or unitholder communication is available and if you would prefer to receive such communications and statements electronically for the selected funds above, please affirmatively elect to do so by signing below where indicated. We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder and/or unitholder communications and statement notifications. By consenting below to electronically receive shareholder and/or unitholder communications, including your account-specific information, you authorize said offering(s) to either (i) e-mail shareholder and/or unitholder communications to you directly or (ii) make them available on each offering’s respective Website and notify you by e-mail when such documents are available and how to access the documents. You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials. Sign below if you consent to the electronic delivery of documents as applicable to the respective offering(s), including annual reports, proxy materials, and any other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following: (a) I acknowledge that access to both Internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my Internet provider and telephone provider, and that these costs are my responsibility. (b) I acknowledge that documents distributed electronically may be provided in Adobe’s Portable Document Format (PDF). The Adobe Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe’s web site at www.adobe.com . The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to shareholder and/or unitholder communications. (c) I acknowledge that I may receive at no cost from CVMC REIT II and/or SIC and/or TGIF and/or GREC a paper copy of any documents delivered electronically by calling SC Distributors at 877-907-1148 from 9:00 am to 5:00 pm EST Monday-Friday. (d) I acknowledge that if the e-mail notification is returned to CVMC REIT II and/or SIC and/or TGIF and/or GREC as “undeliverable”, a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if CVMC REIT II and/or SIC and/or TGIF and/or GREC is unable to obtain a valid e-mail address for me, CVMC REIT II and/or SIC and/or TGIF and/or GREC will resume sending a paper copy of its filings by U.S. mail to my address of record. (e) I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling SC Distributors at 877-907-1148 from 9:00 am to 5:00 pm EST Monday-Friday. Signature of Investor Date Electronic Delivery Acknowledgement Signature of Joint Investor Date Only E-mail (If blank—email from Section 4 will be used) Joint Accounts: If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting shareholder and/or unit-holder must have access to the e-mail account provided. Your e-mail address will be held in confidence and used only for matters relating to your investment(s). CURRENT FORM AS OF 10/5/16 VERSION V

9. Subscriber Acknowledgements & Signatures for CVMC REIT II The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)             Owner             Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.             Owner             Co-Owner I/we have received the final Prospectus of CVMC REIT II at least five (5) business days before signing the Subscription Agreement.             Owner             Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.             Owner             Co-Owner I/we am/are purchasing the shares for the account referenced above.             Owner             Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.             Owner             Co-Owner Iowa: In addition to the general suitability standards listed above, an Iowa investor must have either (a) a minimum net worth of $300,000 (exclusive of home, auto and furnishings) or (b) a minimum annual income of $70,000 and a net worth of $100,000 (exclusive of home, auto and furnishings). In addition, Iowa recommends that an investor’s total investment in this offering or any of its affiliates and any other non exchange traded REIT, not exceed 10% of the Iowa resident’s liquid net worth. “Liquid net worth” for purposes of this investment shall consist of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Kansas: It is recommended by the Office of the Securities Commissioner of Kansas that investors limit their aggregate investment in our securities and the securities of other non-traded real estate investment trusts to not more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents, and readily marketable securities, as determined in conformity with Generally Acceptable Accounting Principles.             Owner             Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Missouri: In addition to the general suitability requirements listed above, no more than ten percent (10%) of any investor’s liquid net worth shall be invested in the securities registered by the Issuer for this offering with the Securities Division.             Owner             Co-Owner New Mexico: In addition to the general suitability standards listed above, a New Mexico investor may not invest more than 10% of their liquid net worth in us, our affiliates and other non-traded real estate investment programs.             Owner             Co-Owner North Dakota: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.             Owner             Co-Owner Ohio: It shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded real estate investment trusts to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities. 9a. Subscriber Acknowledgements & Signatures for SIC The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)             Owner             Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.             Owner             Co-Owner I/we have received the final Prospectus of SIC at least five (5) business days before signing the Subscription Agreement.             Owner             Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.             Owner             Co-Owner I/we am/are purchasing the shares for the account referenced above.             Owner             Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.             Owner             Co-Owner California: In addition to the suitability standards noted above, a California investor’s total investment in us shall not exceed 10% of his or her net worth. CURRENT FORM AS OF 10/5/16 VERSION V

9a. Subscriber Acknowledgements & Signatures for SIC, continued             Owner             Co-Owner Idaho: In addition to the suitability standards above, the state of Idaho requires that each Idaho investor will not invest in the aggregate, more than 10% of his or her liquid net worth in shares of Sierra Income Corporation’s common stock. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Iowa: In addition to the suitability standards noted above, Iowa investors must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $350,000 (net worth should be determined exclusive of home, auto and home furnishings); and (ii) Iowa investors must limit their aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) to 10% of such investor’s liquid net worth (liquid net worth should be determined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares mayonly be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.             Owner             Co-Owner Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles.)             Owner             Co-Owner Ohio: In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles. 9b. Subscriber Acknowledgements & Signatures for TGIF By executing the Multi-Offering Subscription Agreement, the undersigned hereby agrees to be bound by the terms of the limited liability operating agreement and any amendments or supplements thereto or cancellations thereof and authorizes TGIF to make all filings of any and all certificates, instruments, agreements or other documents, whether related to the limited liability agreement or otherwise, as may be required or advisable under the laws of the State of Delaware. The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)             Owner             Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional units unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.             Owner             Co-Owner I/we have received the final Prospectus of TGIF at least five (5) business days before signing the Subscription Agreement. In addition, I (we) acknowledge that from time to time following the escrow period, the purchase price per unit may change and I (we) can access this information through TGIF’s website.             Owner             Co-Owner I (we) acknowledge that there is no public market for the units and, thus, my investment in units is not liquid.             Owner             Co-Owner I/we am/are purchasing the units for the account referenced above.             Owner             Co-Owner I (we) acknowledge that I (we) will not be admitted as a unitholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the units.             Owner             Co-Owner California: In addition to the minimum suitability standards described above, a California investor must have either: (i) a minimum net worth of $350,000 (exclusive of home, auto and furnishings); or (ii) a minimum annual gross income of $85,000 and a net worth of $150,000 (exclusive of home, auto and furnishings). In addition, a California investor’s maximum investment in the issuer may not exceed 10% of such investor’s net worth.             Owner             Co-Owner Iowa: In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash and/or cash equivalents. CURRENT FORM AS OF 10/5/16 VERSION V

9b. Subscriber Acknowledgements & Signatures for TGIF, continued             Owner             Co-Owner Kansas: In addition to the minimum suitability standards described above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in the issuer and other non-traded business development companies. Liquid net worth is defined as that portion of total net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with GAAP.             Owner             Co-Owner Maine: In addition to the minimum suitability requirements, it is recommended that Maine investors limit their investment in the issuer and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.             Owner             Co-Owner New Mexico: In addition to the minimum suitability standards described above, a New Mexico investor’s maximum investment in the issuer may not exceed 10% of such investor’s liquid net worth.             Owner             Co-Owner North Dakota: In addition to the minimum suitability standards described above, North Dakota investors must represent that, in addition to the standards listed above, they have a net worth of at least ten times their investment in the issuer.             Owner             Co-Owner Ohio: In addition to the minimum suitability standards described above, an Ohio investor must have a liquid net worth of at least ten times such Ohio resident’s investment in the issuer, the issuer’s affiliates and in other non-traded business development companies. Liquid net worth is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.             Owner             Co-Owner Oklahoma: In addition to the minimum suitability standards described above, an Oklahoma resident’s investment in the issuer must not exceed ten percent (10%) of their liquid net worth.             Owner             Co-Owner Texas: Texas residents purchasing units (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in the issuer, the issuer’s affiliates and in other non-traded business development companies. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles. 9c. Subscriber Acknowledgements & Signatures for GREC By executing the Multi-Offering Subscription Agreement, the undersigned hereby agrees to be bound by the terms of the limited liability operating agreement and any amendments or supplements thereto or cancellations thereof and authorizes GREC to make all filings of any and all certificates, instruments, agreements or other documents, whether related to the limited liability agreement or otherwise, as may be required or advisable under the laws of the State of Delaware. The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber’s behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)             Owner             Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.             Owner             Co-Owner I/we have received the final Prospectus of GREC at least five (5) business days before signing the Subscription Agreement.             Owner             Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.             Owner             Co-Owner I/we am/are purchasing the shares for the account referenced above.             Owner             Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.             Owner             Co-Owner California: In addition to the minimum suitability standards listed above, a California investor’s maximum investment in the Issuer may not exceed 10% of such investor’s net worth.             Owner             Co-Owner Iowa: In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the Issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash, cash equivalents and readily marketable securities. An Iowa investor must have either (i) a net worth (not including home, furnishings and personal automobiles) of $100,000 and an annual gross income of at least $100,000 or (ii) a net worth of at least $350,000 (not including home, furnishings and personal automobiles). Kansas: In addition to the minimum suitability standards described above, it is recommended by the Office of the             Owner             Co-Owner Securities Commissioner that Kansas investors limit their aggregate investment in our securities andother non-traded business development companies to no more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets nus liabilities) thatis comprised of cash, cash equivalents and readily marketable securities, as determined in conformity withgenerally accepted accounting principles.             Owner             Co-Owner Maine: In addition to the minimum suitability standards described above, it is recommended that Maine investors limit their investment in us and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities. CURRENT FORM AS OF 10/5/16 VERSION V

9c. Subscriber Acknowledgements & Signatures for GREC, continued Michigan: It is recommended by the Michigan Securities Division that Michigan citizens not invest more than 10% of             Owner             Co-Owner their liquid net worth in the shares. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities that may be converted into cash within one year.             Owner             Co-Owner New Mexico: In addition to the minimum suitability standards described above, an investment by a New Mexico resident may not exceed ten percent (10%) of the New Mexico resident’s liquid net worth in us, our affiliates and other similar non-traded direct participation programs.             Owner             Co-Owner North Dakota: In addition to the minimum suitability standards described above, North Dakota investors must represent that they have a net worth of at least ten times their investment in us.             Owner             Co-Owner Oklahoma: In addition to the minimum suitability standards described above, an investment by Oklahoma investors should not exceed 10% of their net worth (not including home, home furnishings and automobiles). 9d. Subscriber Acknowledgements & Signatures See Guidelines for U.S. Taxpayer Certifications (the “guidelines”) in Section 9d of the attached Investor Instructions to this Multi-Offering Subscription Agreement for the guidelines on how to complete Section 9d. INFORMATION REQUIRED BELOW Certification Exempt payee code (If any) Exemption from FATCA reporting code (If any) (Applies to accounts maintained outside the U.S.) SELECTION REQUIRED BELOW You must check the box in item 2 below next to the statement that applies to you. By signing below, under penalties of perjury, I certify that: 1. The number shown in Section 4 of this Multi-Offering Subscription Agreement is my correct taxpayer identification number, and 2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, or I am subject to backup withholding because I have been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, and 3. I am a U.S. citizen or other U.S. person (as defined in the Guidelines), and 4. The FATCA code(s) entered on this form (if any) indicating I am exempt from FATCA reporting is correct. CURRENT FORM AS OF 10/5/16 VERSION V

9d. Subscriber Acknowledgements & Signatures, continued Please check all funds applicable. CVMC REIT II GREC SIC TGIF WE INTEND TO ASSERT THE FOREGOING REPRESENTATION AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES AND/ OR UNITS ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS SUBSCRIPTION AGREEMENT AND ALL RIGHTS THEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS. BY EXECUTING THIS SUBSCRIPTION AGREEMENT, THE SUBSCRIBER HEREBY DECLARES THE INFORMATION SUPPLIED ABOVE IS TRUE AND CORRECT AND MAY BE RELIED UPON BY EACH ISSUER IN CONNECTION WITH THE SUBSCRIBER’S INVESTMENT IN SUCH ISSUER. THE SUBSCRIBER DOES NOT WAIVE ANY RIGHTS IT MAY HAVE UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 OR ANY STATE SECURITIES LAW BY EXECUTING THIS SUBSCRIPTION AGREEMENT. A SALE OF SHARES AND/OR UNITS MAY NOT BE COMPLETED UNTIL THE SUBSCRIBER HAS BEEN IN RECEIPT OF THE FINAL PROSPECTUS FOR FOR EACH OFFERING (AT LEAST FIVE (5) BUSINESS DAYS). THE SUBSCRIBER WILL NOT BE ADMITTED AS A SHAREHOLDER AND/OR UNITHOLDER OF THE APPLICABLE ISSUER UNTIL THIS SUBSCRIPTION AGREEMENT HAS BEEN ACCEPTED BY SUCH ISSUER. SUCH ISSUER MAY REJECT ANY SUBSCRIPTION, IN WHOLE OR IN PART, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. SUBSCRIPTIONS WILL BE ACCEPTED OR REJECTED WITHIN 30 DAYS OF THEIR RECEIPT. EACH ISSUER WILL ACCEPT SUBSCRIPTIONS IN GOOD ORDER NO LESS FREQUENTLY THAN MONTHLY, SUBJECT TO THE TERMS OF THE CURRENT PROSPECTUS. IF AN ISSUER REJECTS THE SUBSCRIBER’S SUBSCRIPTION, THE PURCHASE PRICE WILL BE RETURNED TO THE SUBSCRIBER WITHIN TEN(10) BUSINESS DAYS AFTER THE REJECTION OF THE SUBSCRIPTION. IF THE SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, THE SUBSCRIBER WILL BE SENT A CONFIRMATION OF ITS PURCHASE AFTER THE SUBSCRIBER HAS BEEN ADMITTED AS A SHAREHOLDER AND/OR UNITHOLDER. FOR SIC INVESTORS ONLY BY SIGNING BELOW, YOU ALSO ACKNOWLEDGE THAT: • YOU SHOULD NOT EXPECT TO BE ABLE TO SELL YOUR SHARES REGARDLESS OF HOW WE PERFORM. • IF YOU ARE ABLE TO SELL YOUR SHARES, YOU WILL LIKELY RECEIVE LESS THAN YOUR PURCHASE PRICE. • WE DO NOT INTEND TO LIST OUR SHARES ON ANY SECURITIES EXCHANGE DURING OR FOR WHAT MAY BE A SIGNIFICANT TIME AFTER THE OFFERING PERIOD, AND WE DO NOT EXPECT A SECONDARY MARKET IN THE SHARES TO DEVELOP. • BEGINNING THE SECOND QUARTER OF 2013, WE IMPLEMENTED A SHARE REPURCHASE PROGRAM, BUT ONLY A LIMITED NUMBER OF SHARES ARE ELIGIBLE FOR • REPURCHASE BY US. IN ADDITION, ANY SUCH REPURCHASES WILL BE AT A PRICE EQUAL TO OUR MOST RECENTLY DISCLOSED NET ASSET VALUE PER SHARE IMMEDIATELY PRIOR TO THE DATE OF REPURCHASE. • YOU SHOULD CONSIDER THAT YOU MAY NOT HAVE ACCESS TO THE MONEY YOU INVEST FOR AN INDEFINITE PERIOD OF TIME. • AN INVESTMENT IN OUR SHARES IS NOT SUITABLE FOR YOU IF YOU NEED ACCESS TO THE MONEY YOU INVEST. SEE “SHARE REPURCHASE PROGRAM,” “SUITABILITY STANDARDS” AND “SHARE LIQUIDITY STRATEGY.”• BECAUSE YOU WILL BE UNABLE TO SELL YOUR SHARES, YOU WILL BE UNABLE TO REDUCE YOUR EXPOSURE IN ANY MARKET DOWNTURN. • OUR DISTRIBUTIONS MAY BE FUNDED FROM OFFERING PROCEEDS OR BORROWINGS, WHICH MAY CONSTITUTE A RETURN OF CAPITAL AND REDUCE THE AMOUNT OF CAPITAL AVAILABLE TO US FOR INVESTMENT. ANY CAPITAL RETURNED TO STOCKHOLDERS THROUGH DISTRIBUTIONS WILL BE DISTRIBUTED AFTER PAYMENT OF FEES AND EXPENSES. • OUR PREVIOUS DISTRIBUTIONS TO STOCKHOLDERS WERE FUNDED FROM TEMPORARY FEE REDUCTIONS THAT ARE SUBJECT TO REPAYMENT TO OUR ADVISER. THESE DISTRIBUTIONS WERE NOT BASED ON OUR INVESTMENT PERFORMANCE AND MAY NOT CONTINUE IN THE FUTURE. IF OUR ADVISER HAD NOT AGREED TO MAKE EXPENSE SUPPORT PAYMENTS, THESE DISTRIBUTIONS WOULD HAVE COME FROM YOUR PAID IN CAPITAL. THE REIMBURSEMENT OF THESE PAYMENTS OWED TO OUR ADVISER WILL REDUCE THE FUTURE DISTRIBUTIONS TO WHICH YOU WOULD OTHERWISE BE ENTITLED. SIGNATURE REQUIRED BELOW IN ORDER TO HAVE THIS AGREEMENT EXECUTED, THE INVESTOR(S) MUST SIGN THIS SECTION For the selected funds above, if the investor signing below is acquiring the shares and/or units through an IRA or will otherwise beneficially hold the shares and/or units through a Custodian or Trustee, the investor also authorizes the Investment Program(s) indicated in Section 1 to receive (on behalf of the investor) authorization for the investor to act as proxy for the Custodian or Trustee. This authorization coupled with the Custodian or Trustee authorization below is intended to permit the investor to vote his or her shares and/or units even though the investor is not the record holder of the shares and/or units. Signing Section 9d will not constitute an execution of this Multi-Offering Subscription Agreement. Owner Signature Date Co-Owner Signature (If applicable) Date AUTHORIZATION: FOR AUTHORIZED REPRESENTATIVE OF CUSTODIAN USE ONLY Signature of Custodian(s) or Trustee(s): By signing this Multi-Offering Subscription Agreement, the Custodian authorizes the investor to vote the number of shares and/or units of the Investment Program(s) indicated in Section 1 that are beneficially owned by the investor as reflected on the records of each said offering as of the applicable record date at any meeting of the shareholders and/or unitholders of each said offering. This authorization shall remain in place until revoked in writing by the Custodian. The Investment Program(s) indicated in Section 1 is hereby authorized to notify the investor of his or her right to vote consistent with this authorization. Authorized Signature (Custodian or Trustee) Date CURRENT FORM AS OF 10/5/16 VERSION V

10. Check Instructions For Non-Custodial Accounts: Please mail a completed original Subscription Agreement along with a check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement, to the appropriate address as outlined in Section 10a. For Custodial Accounts: Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement. PLEASE NOTE: Only original, completed copies of the Multi-Offering Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Multi-Offering Subscription Agreements. Carter Validus Mission Critical REIT II, Inc. Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “Carter Validus Mission Critical REIT II, Inc.” for the full purchase price, should be delivered to the address in Section 10a. Sierra Income Corporation Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “Sierra Income Corporation” for the full purchase price, should be delivered to the address in Section 10a. TriLinc Global Impact Fund Investors: The Multi-Offering Subscription Agreement, together with a check made payable to “TriLinc Global Impact Fund” for the full purchase price, should be delivered to the address in Section 10a. Greenbacker Renewable Energy Company Investors: The Multi-Offering Subscription Agreement, together with a check made payable to“Greenbacker Renewable Energy Company” for the full purchase price, should be delivered to the address in Section 10a. 10a. Mailing Addresses For CVMC REIT II and/or SIC and/or TGIF and/or GREC Regular Mail Overnight Mail Investment Processing Department Investment Processing Department c/o DST Systems, Inc. c/o DST Systems, Inc. PO BOX 219731 430 W. 7th Street Kansas City, MO 64121-9731 Kansas City, MO 64105-1407 Should you have any questions or concerns and require customer service to handle your request or inquiry, please contact our transfer agent at: Investment Processing Department c/o DST Systems, 430 W. 7th St., Kansas City, MO 64105 Phone: (888) 292-3178 CURRENT FORM AS OF 10/5/16 VERSION V

Multi-Offering Investor Instructions

(not required to be returned with Subscription Agreement)

Investors in AL, AR, KY, MA, MD, NC, NE, NJ, OR and TN may not use this Multi-Offering Subscription Agreement to subscribe for shares and/or units of any offering described herein but instead should refer to the subscription agreement for each offering. 1. Investment PLEASE NOTE: Money orders, traveler’s checks, starter checks, foreign checks, counter checks, third-party checks or cash will not be accepted. Minimum Initial Investment is $2,000 for CVMC REIT II, SIC, TGIF & GREC. In no event shall any investment be less than $100. 1a-1c. Select a Share and/or Unit Class 2. Account Type—Check One Box Only Please check the appropriate box to indicate the account type of the subscription. * Transfer on Death (TOD): Investors who qualify may elect Transfer on Death (TOD) registration for such investment account. TOD registration is designed to give an owner/investor of securities the option of a nonprobate transfer at death of the assets held in the account by designating proposed beneficiary(ies) to receive the account assets upon the owner/investor’s death. TOD registration is available only for owner(s)/investor(s) who are (i) a natural person or (ii) two natural persons holding the account as Tenants by the Entirety or (iii) two or more natural persons holding the account as Joint Tenants with Right of Survivorship or (iv) a married couple holding the account as community property with right of survivorship. The following forms of ownership are ineligible for TOD registration: Tenants in Common, community property without survivorship, non-natural account owners (i.e., entities such as corporations, trusts or partnerships), and investors who are not residents of a state that has adopted the Uniform Transfer on Death Security Registration Act. Investors who are plan participants under a registered IRA, Keogh, Qualified Pension Plan or Qualified Profit Sharing Plan program may be eligible to purchase such investment through such accounts. No representations are made, and the offeror disclaims any responsibility or liability to the plan custodian, plan administrators, plan participants, investors, or beneficiaries thereof as to the tax ramifications of such investment, the suitability or eligibility of such investment under the respective plan, or that such Investment comports with ERISA, Internal Revenue Service or other governmental rules and regulations pertaining to such plan investments and rights thereunder. A separate private investment form or similar documentation from the Plan Custodian/ Administrator and plan participants/investors is required for investment through these types of accounts. 3. Enter Investment Title 4. Enter Investor Information To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account. You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner. 5. Enter Third Party Custodian Information If you would like to purchase shares and/or units through an IRA account, First Trust Retirement has agreed to act as IRA custodian for such purpose for each of CVMC REIT II and/or SIC and/or TGIF and/or GREC. In addition, Community National Bank has agreed to act as IRA custodian for purchases of SIC and/or TGIF and/or GREC only or for joint purchases with CVMC REIT II; however, we do not require that you use our IRA custodian. If you would like to establish a new IRA account with First Trust Retirement, CVMC REIT II and/or SIC and/or TGIF and/or GREC will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. If you would like to establish a new IRA account with Community National Bank, CVMC REIT II will pay the first-year annual IRA maintenance fees of such accounts with Community National Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees which are currently $25 per account per year. Further information about custodial services is available through your Financial Advisor or our dealer manager. 6. Enter Distribution Information 7. Enter Broker-Dealer and Financial Advisor Information PLEASE NOTE: The Broker-Dealer or Financial Advisor must complete and sign this section of the Multi-Offering Subscription Agreement. All fields are mandatory. Required Representations: By signing Section 7, the Financial Advisor confirms on behalf of the Broker-Dealer that he or she: • has discussed the investor’s prospective purchase of shares and/or units with such investor; • has advised such investor of all fundamental risks related to the investment in the shares and/or units, and the risk that the investor could lose his or her entire investment in the shares and/or units; • has reasonable grounds to believe the investor is purchasing these shares and/or units for the account referenced in Section 6, and The Broker-Dealer is duly licensed and may lawfully offer and sell the shares and/or units in the state of sale designated as the investor’s principal place of residence or principal place of business, as applicable; and agrees to maintain records of the information used to determine that an investment in shares and/or units is suitable and appropriate for the investor for a period of six years. Net of Commission Purchase (“NOCP”): NOCPs are available to registered associates and other employees of soliciting Broker-Dealer, the funds referenced in Section 1 and their affiliates, participants in a wrap account or commission replacement account with approval for a discount by the Broker-Dealer, RIA, bank trust account, etc. Representatives will not receive selling commission. Refer to prospectus for details. RIA Submission: Check this box to indicate whether submission is made through a Registered Investment Advisor (RIA) in its capacity as the RIA and not in its capacity as a Financial Advisor, if applicable, whose agreement with the subscriber includes a fixed or “wrap” fee feature for advisory and related brokerage services. If an owner or principal or any member of the RIA firm is a FINRA licensed Financial Advisor affiliated with a Broker-Dealer, the transaction should be completed through that Broker-Dealer, not through the RIA. CURRENT FORM AS OF 10/5/16 VERSION V

8. Select Electronic Delivery (Optional) 9-9c Subscriber Acknowledgements & Signatures You must initial ALL appropriate representations for ALL funds applicable. IMPORTANT: Please carefully read and separately initial each of the representations. Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf. 9d. Subscriber Acknowledgements & Signatures Please check all funds applicable. By signing the Multi-Offering Subscription Agreement, you agree to provide the information in Section 9-9c of such Agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account. Guidelines for U.S. Taxpayer Certifications Definition of a U.S. Person—For U.S. federal tax purposes, you are considered a U.S. person if you are: • An individual who is a U.S. citizen or U.S. resident alien, • A partnership, corporation, company or association created or organized in the United States or under the laws of the United States, • An estate (other than a foreign estate), or • A domestic trust (as defined in Treasury Regulations section 301.7701-7). What Number to Give the Requester—Social Security numbers (‘SSN’) have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers (“EIN’) have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All ‘Section’ references are to the Internal Revenue Code of 1986, as amended. For this type of account: Give the SSN of: 1. An individual’s account The individual 2. Two or more individuals (Joint account) The actual owner of the account or, if combined funds, the first individual on the account (1) 3. Custodian account of a minor (Uniform Gift to Minors Act) The minor (2) 4. (a) The usual revocable savings trust account (grantor also is trustee) The grantor-trustee (1) (b) So-called trust account that is not a legal or valid trust under State law The actual owner (1) 5. Sole proprietorship or disregarded entity owned by an individual The owner (3) 6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see, The grantor (4) Regulations section 1.671-4(b)(2)(i)(A)) For this type of account: Give the SSN of: 7. Disregarded entity not owned by an individual The owner (3) 8. A valid trust, estate, or pension trust The legal entity (5) 9. Corporate or LLC electing corporate status on Form 8832 or Form 2553 The corporation 10. Association, club, religious, charitable, educational, or other tax-exempt organization The organization 11. Partnership or multi-member LLC The partnership or LLC 12. Account with the Department of Agriculture in the name of a public The public entity entity (such as a State or local government, school district or prison) that receives agricultural program payments 13. A broker or registered nominee The broker or nominee 14. Grantor trust filing under the Form 1041 Filing Method or the Optional The trust Form 1099 Filing Method 2 (see, Regulations section 1.671-4(b)(2)(i)(B)) (1) List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person’s number must be furnished. (2) Circle the minor’s name and furnish the minor’s SSN. (3) You must show your individual name and you also may enter your business or ‘DBA’ name on the second name line. You may use either your SSN or TIN (if you have one). If you are a sole proprietor, the IRS encourages you to use your SSN. (4) Note: Grantor also must provide a Form W-9 to trustee of trust. (5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.) Note: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed. Obtaining a Number If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at www.socialsecurity.gov/forms/ss-5.pdf. You also may get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at www.irs.gov/businesses and clicking on Employer ID Numbers under Related Topics. You can get Forms W-7 and SS-4 from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676). CURRENT FORM AS OF 10/5/16 VERSION V

Guidelines for U.S. Taxpayer Certifications, continued Payees Exempt from Backup Withholding and/or FATCA Reporting If you are exempt from backup withholding and/or FATCA reporting, enter in Section 9d, any code(s) that may apply to you. Exempt Payee Code Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions. The following codes identify payees that are exempt from backup withholding: 1. An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401 (f )(2) 2. The United States or any of its agencies or instrumentalities 3. A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities 4. A foreign government or any of its political subdivisions, agencies, or instrumentalities 5. A corporation 6. A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession 7. A futures commission merchant registered with the Commodity Futures Trading Commission 8. A real estate investment trust 9. An entity registered at all times during the tax year under the Investment Company Act of 1940 10. A common trust fund operated by a bank under section 584(a) 11. A financial institution 12. A middleman known in the investment community as a nominee or custodian 13. A trust exempt from tax under section 664 or described in section 4947 For interest and dividends, all listed payees are exempt except payees listed in category 7. For broker transactions, payees listed in categories 1 through 4 and 6 through 11 and all C corporations are exempt. For broker transactions, S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012. Exempt payees described above should complete Section 9d to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER AND ANY APPLICABLE EXEMPT PAYEE CODE, SIGN AND DATE THE FORM AND RETURN IT TO THE PAYER. Exemption from FATCA Reporting Code. The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements. A – An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37) B – The United States or any of its agencies or instrumentalities C – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies, or instrumentalities D – A corporation the stock of which is regularly traded on one or more established securities markets, as described in Reg. section 1.1472-1(c)(1)(i) E – A corporation that is a member of the same expanded affiliated group as a corporation described in Reg. section 1.1472-1(c)(1)(i) F – A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state G – A real estate investment trust H – A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940 I – A common trust fund as defined in section 584(a) J – A bank as defined in section 581 K – A broker L – A trust exempt from tax under section 664 or described in section 4947 M – A tax exempt trust under a section 403(b) plan or section 457(g) plan Privacy Act Notice Section 6109 requires you to provide your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, cancellation of debt, or contributions you made to an IRA, or Archer MSA or HSA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return. The IRS also may provide this information to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia and U.S. possessions to carry out their tax laws. The IRS also may disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold 28% of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to a payer. Certain penalties also may apply. Penalties • Failure to Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect. • Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no backup withholding, you are subject to a $500 penalty. • Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment. • Misuse of TINs. If the requester discloses or uses taxpayer identification numbers in violation of Federal law, the payer may be subject to civil and criminal penalties. 10/16 MULTI-V